UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity International Enhanced Index Fund

Semiannual Report

(Fidelity Cover Art)

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Small Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity International Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 950.10	$ 2.21
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 933.10	$ 2.19
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 931.80	$ 2.19
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 939.50	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 3.05
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 948.70	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.77	$ 3.40
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 948.50	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 3.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.8	7.1
Microsoft Corp.	2.5	2.5
Amazon.com, Inc.	2.4	0.7
Verizon Communications, Inc.	2.2	2.3
Gilead Sciences, Inc.	2.0	1.9
Home Depot, Inc.	2.0	1.8
PepsiCo, Inc.	1.8	1.1
Google, Inc. Class A	1.8	1.3
The Coca-Cola Co.	1.8	1.0
Google, Inc. Class C	1.7	1.1
	25.0
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.7	29.8
Consumer Discretionary	20.5	16.6
Health Care	19.3	15.8
Consumer Staples	9.2	8.7
Industrials	9.1	11.4
Financials	5.1	6.6
Telecommunication Services	3.0	2.8
Energy	2.4	4.0
Materials	1.8	2.1

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 1.6%
Delphi Automotive PLC	35,752	$ 2,699,991
Gentex Corp.	140,231	2,173,581
Lear Corp.	16,118	1,656,769
		6,530,341
Automobiles - 0.0%
Thor Industries, Inc.	866	47,266
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	43,562	1,532,511
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	38,485	2,044,708
Jack in the Box, Inc.	10,430	815,417
McDonald's Corp.	16,356	1,554,147
Starbucks Corp.	25,130	1,374,862
		5,789,134
Household Durables - 0.3%
NVR, Inc. (a)	707	1,074,605
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	19,277	9,886,981
Expedia, Inc.	22,739	2,614,758
HSN, Inc.	2,813	171,059
Liberty Interactive Corp. Qvc G Series A (a)	30,196	816,500
Priceline Group, Inc. (a)	263	328,392
		13,817,690
Leisure Products - 0.7%
Brunswick Corp.	10,207	507,390
Hasbro, Inc.	11,192	834,811
Polaris Industries, Inc.	11,307	1,468,440
		2,810,641
Media - 4.5%
Comcast Corp. Class A	112,333	6,327,718
Omnicom Group, Inc.	1,274	85,333
Scripps Networks Interactive, Inc. Class A	41,119	2,183,008
The Walt Disney Co.	47,319	4,820,860
Time Warner Cable, Inc.	8,361	1,555,313
Twenty-First Century Fox, Inc. Class A	53,017	1,452,136
Viacom, Inc. Class B (non-vtg.)	46,186	1,883,003
		18,307,371
Multiline Retail - 1.1%
Big Lots, Inc.	12,579	603,666
Kohl's Corp.	34,132	1,741,756
Target Corp.	29,468	2,289,958
		4,635,380
Specialty Retail - 4.7%
Bed Bath & Beyond, Inc. (a)	25,249	1,568,215
Best Buy Co., Inc.	62,460	2,294,780
Dick's Sporting Goods, Inc.	29,150	1,461,290
DSW, Inc. Class A	10,891	323,354

	Shares	Value
Foot Locker, Inc.	35,894	$ 2,540,936
Gap, Inc.	64,426	2,113,817
Home Depot, Inc.	68,601	7,989,272
Lowe's Companies, Inc.	14,938	1,033,261
		19,324,925
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	3,077	198,128
Fossil Group, Inc. (a)(e)	26,193	1,612,965
Michael Kors Holdings Ltd. (a)	59,823	2,599,908
NIKE, Inc. Class B	46,560	5,203,080
		9,614,081
TOTAL CONSUMER DISCRETIONARY		83,483,945
CONSUMER STAPLES - 9.2%
Beverages - 4.1%
Dr. Pepper Snapple Group, Inc.	26,172	2,008,178
PepsiCo, Inc.	79,837	7,419,252
The Coca-Cola Co.	184,066	7,237,475
		16,664,905
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,270	177,864
CVS Health Corp.	27,192	2,784,461
Wal-Mart Stores, Inc.	31,358	2,029,803
		4,992,128
Food Products - 1.3%
Archer Daniels Midland Co.	45,839	2,062,297
Ingredion, Inc.	3,221	278,101
Pilgrim's Pride Corp. (e)	102,045	2,140,394
Sanderson Farms, Inc. (e)	14,065	971,048
		5,451,840
Household Products - 0.9%
Clorox Co.	24,183	2,688,424
Procter & Gamble Co.	10,388	734,120
		3,422,544
Tobacco - 1.7%
Altria Group, Inc.	114,515	6,135,714
Philip Morris International, Inc.	9,235	736,953
		6,872,667
TOTAL CONSUMER STAPLES		37,404,084
ENERGY - 2.4%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	20,818	1,435,193
Oceaneering International, Inc.	12,821	561,816
Schlumberger Ltd.	950	73,502
		2,070,511
Oil, Gas & Consumable Fuels - 1.9%
HollyFrontier Corp.	35,941	1,684,195
Marathon Petroleum Corp.	5,806	274,682
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	16,868	$ 1,552,025
The Williams Companies, Inc.	21,280	1,025,696
Valero Energy Corp.	24,184	1,435,079
Western Refining, Inc.	38,041	1,636,524
		7,608,201
TOTAL ENERGY		9,678,712
FINANCIALS - 5.1%
Capital Markets - 1.2%
Lazard Ltd. Class A	3,711	184,548
T. Rowe Price Group, Inc.	37,963	2,728,780
Waddell & Reed Financial, Inc. Class A (e)	47,504	1,855,981
		4,769,309
Consumer Finance - 1.0%
American Express Co.	34,867	2,674,996
Discover Financial Services	1,667	89,568
Santander Consumer U.S.A. Holdings, Inc. (a)	22,803	512,155
Synchrony Financial (e)	29,394	968,532
		4,245,251
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	2,719	364,455
CBOE Holdings, Inc.	5,586	353,370
Leucadia National Corp.	63,873	1,370,715
		2,088,540
Insurance - 0.6%
Progressive Corp.	74,583	2,234,507
Real Estate Investment Trusts - 1.8%
Lamar Advertising Co. Class A	34,778	1,855,059
Public Storage	15,958	3,211,867
Simon Property Group, Inc.	235	42,140
Weyerhaeuser Co.	74,353	2,077,423
		7,186,489
TOTAL FINANCIALS		20,524,096
HEALTH CARE - 19.3%
Biotechnology - 6.8%
Amgen, Inc.	43,317	6,574,654
Baxalta, Inc.	2,852	100,248
Biogen, Inc. (a)	16,063	4,775,530
Celgene Corp. (a)	43,885	5,181,941
Gilead Sciences, Inc.	77,540	8,147,128
Medivation, Inc. (a)	18,678	1,644,785
United Therapeutics Corp. (a)	8,993	1,354,526
		27,778,812
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	575	55,143

	Shares	Value
C.R. Bard, Inc.	2,357	$ 456,763
Edwards Lifesciences Corp. (a)	19,244	2,711,095
ResMed, Inc.	9,143	474,887
St. Jude Medical, Inc.	31,775	2,249,988
Zimmer Biomet Holdings, Inc.	16,460	1,704,598
		7,652,474
Health Care Providers & Services - 5.7%
Aetna, Inc.	21,272	2,436,069
AmerisourceBergen Corp.	15,717	1,572,329
Anthem, Inc.	16,067	2,266,250
Cardinal Health, Inc.	36,437	2,997,672
Centene Corp. (a)	31,145	1,922,269
Cigna Corp.	7,143	1,005,663
Express Scripts Holding Co. (a)	15,704	1,312,854
Humana, Inc.	3,123	570,853
McKesson Corp.	19,341	3,821,395
MEDNAX, Inc. (a)	6,796	547,418
Patterson Companies, Inc.	19,917	912,796
UnitedHealth Group, Inc.	31,089	3,596,997
		22,962,565
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	42,478	1,542,376
Thermo Fisher Scientific, Inc.	1,550	194,324
		1,736,700
Pharmaceuticals - 4.5%
AbbVie, Inc.	86,959	5,427,111
Allergan PLC (a)	139	42,220
Bristol-Myers Squibb Co.	49,567	2,947,749
Eli Lilly & Co.	12,462	1,026,246
Hospira, Inc. (a)	519	46,694
Johnson & Johnson	37,288	3,504,326
Merck & Co., Inc.	52,464	2,825,186
Mylan N.V.	5,583	276,861
Pfizer, Inc.	63,660	2,051,125
		18,147,518
TOTAL HEALTH CARE		78,278,069
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	11,812	1,677,658
Honeywell International, Inc.	9,297	922,913
Huntington Ingalls Industries, Inc.	11,443	1,288,253
Northrop Grumman Corp.	3,201	524,132
The Boeing Co.	42,879	5,603,428
Triumph Group, Inc.	10,682	527,584
		10,543,968
Air Freight & Logistics - 0.7%
FedEx Corp.	14,697	2,213,515
United Parcel Service, Inc. Class B	6,343	619,394
		2,832,909
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 1.0%
Southwest Airlines Co.	84,874	$ 3,114,876
United Continental Holdings, Inc. (a)	18,984	1,081,518
		4,196,394
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	19,702	729,762
Industrial Conglomerates - 2.0%
3M Co.	39,417	5,602,732
Danaher Corp.	29,146	2,536,285
		8,139,017
Machinery - 1.6%
Allison Transmission Holdings, Inc.	75,129	2,148,689
Caterpillar, Inc.	18,536	1,416,892
Cummins, Inc.	15,641	1,904,292
Deere & Co. (e)	11,622	950,447
		6,420,320
Professional Services - 0.3%
Equifax, Inc.	3,662	358,510
Robert Half International, Inc.	16,693	851,844
		1,210,354
Road & Rail - 0.7%
Union Pacific Corp.	35,901	3,078,152
TOTAL INDUSTRIALS		37,150,876
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc.	114,632	1,220,831
Cisco Systems, Inc.	77,794	2,013,309
F5 Networks, Inc. (a)	19,251	2,337,264
Juniper Networks, Inc.	83,454	2,145,602
QUALCOMM, Inc.	44,959	2,543,780
		10,260,786
Electronic Equipment & Components - 0.1%
Corning, Inc.	21,243	365,592
Internet Software & Services - 5.7%
eBay, Inc. (a)	124,888	3,385,714
Facebook, Inc. Class A (a)	61,686	5,516,579
Google, Inc.:
Class A (a)	11,326	7,337,209
Class C	11,410	7,054,233
		23,293,735
IT Services - 4.9%
Accenture PLC Class A	2,356	222,100
Amdocs Ltd.	35,371	2,023,575
Booz Allen Hamilton Holding Corp. Class A	53,614	1,431,494

	Shares	Value
DST Systems, Inc.	19,043	$ 1,950,384
IBM Corp.	25,928	3,834,492
Jack Henry & Associates, Inc.	10,272	698,085
Leidos Holdings, Inc.	2,983	125,525
MasterCard, Inc. Class A	15,596	1,440,603
Maximus, Inc.	16,992	1,028,866
Paychex, Inc.	47,696	2,130,103
Teradata Corp. (a)(e)	6,680	195,256
Total System Services, Inc.	9,558	438,043
Visa, Inc. Class A	63,340	4,516,142
		20,034,668
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	107,598	1,730,714
Avago Technologies Ltd.	15,123	1,905,044
Integrated Device Technology, Inc. (a)	11,370	215,916
Intel Corp.	87,671	2,502,130
NVIDIA Corp.	3,405	76,544
Texas Instruments, Inc.	9,972	477,060
		6,907,408
Software - 6.4%
Activision Blizzard, Inc.	80,518	2,305,230
Aspen Technology, Inc. (a)	33,370	1,263,722
Citrix Systems, Inc. (a)	34,171	2,327,387
Electronic Arts, Inc. (a)	44,228	2,925,682
FactSet Research Systems, Inc.	1,034	163,289
Microsoft Corp.	229,652	9,994,455
Oracle Corp.	72,434	2,686,577
Symantec Corp.	98,793	2,024,269
Synopsys, Inc. (a)	45,034	2,113,446
		25,804,057
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	245,766	27,712,573
NetApp, Inc.	73,529	2,349,987
		30,062,560
TOTAL INFORMATION TECHNOLOGY		116,728,806
MATERIALS - 1.8%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	8	412
Eastman Chemical Co.	8,909	645,546
LyondellBasell Industries NV Class A	39,991	3,414,432
Monsanto Co.	497	48,532
The Dow Chemical Co.	53,747	2,351,969
Westlake Chemical Corp.	9,235	510,049
		6,970,940
Containers & Packaging - 0.1%
Avery Dennison Corp.	4,391	255,029
WestRock Co.	1,209	71,754
		326,783
TOTAL MATERIALS		7,297,723
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	96,934	$ 3,218,209
Verizon Communications, Inc.	197,643	9,093,554
		12,311,763
TOTAL COMMON STOCKS (Cost $353,935,602)		402,858,074
Money Market Funds - 3.1%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,367,423	3,367,423
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	9,235,691	9,235,691
TOTAL MONEY MARKET FUNDS (Cost $12,603,114)		12,603,114
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $366,538,716)	415,461,188
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(8,842,417)
NET ASSETS - 100%	$ 406,618,771
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
38 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 3,741,480	$ 2,095

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 42,121
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,095	$ -
Total Value of Derivatives	$ 2,095	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,035,214) - See accompanying schedule: Unaffiliated issuers (cost $357,303,025)	$ 406,225,497
Fidelity Central Funds (cost $9,235,691)	9,235,691
Total Investments (cost $366,538,716)		$ 415,461,188
Segregated cash with brokers for derivative instruments		165,600
Cash		99,979
Receivable for investments sold		5,966,450
Receivable for fund shares sold		352,157
Dividends receivable		600,116
Interest receivable		139
Distributions receivable from Fidelity Central Funds		6,553
Total assets		422,652,182

Liabilities
Payable for investments purchased	$ 6,068,866
Payable for fund shares redeemed	533,239
Accrued management fee	105,260
Payable for daily variation margin for derivative instruments	37,725
Other affiliated payables	52,630
Collateral on securities loaned, at value	9,235,691
Total liabilities		16,033,411

Net Assets		$ 406,618,771
Net Assets consist of:
Paid in capital		$ 345,527,659
Undistributed net investment income		2,781,241
Accumulated undistributed net realized gain (loss) on investments		9,385,304
Net unrealized appreciation (depreciation) on investments		48,924,567
Net Assets, for 28,180,116 shares outstanding		$ 406,618,771
Net Asset Value, offering price and redemption price per share ($406,618,771 ÷ 28,180,116 shares)		$ 14.43

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 3,722,436
Interest		1,048
Income from Fidelity Central Funds		42,121
Total income		3,765,605

Expenses
Management fee	$ 639,038
Transfer agent fees	319,858
Independent trustees' compensation	831
Interest	147
Miscellaneous	304
Total expenses before reductions	960,178
Expense reductions	(27)	960,151
Net investment income (loss)		2,805,454
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,007,032
Futures contracts	26,502
Total net realized gain (loss)		10,033,534
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,145,121)
Futures contracts	(224,404)
Total change in net unrealized appreciation (depreciation)		(34,369,525)
Net gain (loss)		(24,335,991)
Net increase (decrease) in net assets resulting from operations		$ (21,530,537)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,805,454	$ 4,021,094
Net realized gain (loss)	10,033,534	21,360,706
Change in net unrealized appreciation (depreciation)	(34,369,525)	24,829,492
Net increase (decrease) in net assets resulting from operations	(21,530,537)	50,211,292
Distributions to shareholders from net investment income	(1,107,389)	(3,179,099)
Distributions to shareholders from net realized gain	(5,185,825)	(20,420,531)
Total distributions	(6,293,214)	(23,599,630)
Share transactions
Proceeds from sales of shares	98,163,335	171,920,676
Reinvestment of distributions	5,980,241	22,608,233
Cost of shares redeemed	(73,788,394)	(65,908,703)
Net increase (decrease) in net assets resulting from share transactions	30,355,182	128,620,206
Total increase (decrease) in net assets	2,531,431	155,231,868

Net Assets
Beginning of period	404,087,340	248,855,472
End of period (including undistributed net investment income of $2,781,241 and undistributed net investment income of $1,083,176, respectively)	$ 406,618,771	$ 404,087,340
Other Information Shares
Sold	6,467,434	11,603,829
Issued in reinvestment of distributions	393,178	1,602,974
Redeemed	(4,881,623)	(4,501,955)
Net increase (decrease)	1,978,989	8,704,848

Financial Highlights - Fidelity Large Cap Growth Enhanced Index Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 14.22	$ 11.77	$ 10.93	$ 10.19	$ 8.44
Income from Investment Operations
Net investment income (loss) D	.10	.20	.18	.20	.13	.11
Net realized and unrealized gain (loss)	(.86)	2.15	3.15	.81	.72	1.75
Total from investment operations	(.76)	2.35	3.33	1.01	.85	1.86
Distributions from net investment income	(.04)	(.15)	(.17)	(.17)	(.11)	(.11)
Distributions from net realized gain	(.19)	(1.00)	(.71)	-	-	-
Total distributions	(.23)	(1.15)	(.88)	(.17)	(.11)	(.11)
Net asset value, end of period	$ 14.43	$ 15.42	$ 14.22	$ 11.77	$ 10.93	$ 10.19
Total ReturnB, C	(4.99)%	17.46%	29.08%	9.36%	8.40%	22.14%
Ratios to Average Net AssetsE, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.32%A	1.37%	1.41%	1.80%	1.30%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406,619	$ 404,087	$ 248,855	$ 171,392	$ 141,826	$ 68,115
Portfolio turnover rateF	99%A	69%	83%	87%	77%	80%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	3.1
Johnson & Johnson	2.8	2.8
JPMorgan Chase & Co.	2.6	2.7
Pfizer, Inc.	2.5	2.5
Berkshire Hathaway, Inc. Class B	2.4	3.0
Procter & Gamble Co.	2.4	2.5
Bank of America Corp.	2.1	2.1
Wells Fargo & Co.	2.0	2.6
General Electric Co.	2.0	3.0
Merck & Co., Inc.	1.9	1.9
	24.4
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	27.6
Health Care	13.5	15.8
Energy	12.9	9.2
Information Technology	12.2	10.9
Industrials	8.0	8.6
Consumer Staples	7.8	7.9
Consumer Discretionary	6.6	8.5
Utilities	4.3	4.2
Telecommunication Services	2.8	2.5
Materials	2.3	2.8

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 1.2%
Dana Holding Corp.	66,398	$ 1,164,621
Gentex Corp.	445,243	6,901,267
Lear Corp.	47,111	4,842,540
The Goodyear Tire & Rubber Co.	79,823	2,376,331
		15,284,759
Automobiles - 0.1%
Ford Motor Co.	56,962	790,063
General Motors Co.	1,926	56,701
		846,764
Diversified Consumer Services - 0.2%
DeVry, Inc. (e)	68,569	1,793,765
Graham Holdings Co.	559	369,812
ServiceMaster Global Holdings, Inc. (a)	8,438	296,849
		2,460,426
Hotels, Restaurants & Leisure - 0.0%
Jack in the Box, Inc.	1,627	127,199
Household Durables - 0.0%
NVR, Inc. (a)	136	206,713
Toll Brothers, Inc. (a)	401	14,825
		221,538
Leisure Products - 0.1%
Hasbro, Inc.	14,085	1,050,600
Mattel, Inc.	29,459	690,224
		1,740,824
Media - 1.0%
Comcast Corp. Class A	140,194	7,897,128
Scripps Networks Interactive, Inc. Class A	47,493	2,521,403
Time, Inc.	40,766	846,710
Viacom, Inc. Class B (non-vtg.)	40,809	1,663,783
		12,929,024
Multiline Retail - 1.8%
Big Lots, Inc.	92,962	4,461,246
Dillard's, Inc. Class A	2,705	250,240
Kohl's Corp.	132,537	6,763,363
Target Corp.	160,743	12,491,339
		23,966,188
Specialty Retail - 1.8%
American Eagle Outfitters, Inc.	2,172	36,967
Best Buy Co., Inc.	237,245	8,716,381
Dick's Sporting Goods, Inc.	85,767	4,299,500
DSW, Inc. Class A	12,015	356,725
Foot Locker, Inc.	101,160	7,161,116
Gap, Inc.	80,381	2,637,301
		23,207,990

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	6,517	$ 640,686
NIKE, Inc. Class B	37,908	4,236,219
		4,876,905
TOTAL CONSUMER DISCRETIONARY		85,661,617
CONSUMER STAPLES - 7.8%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.	46,329	3,554,824
PepsiCo, Inc.	16,666	1,548,771
		5,103,595
Food & Staples Retailing - 2.0%
CVS Health Corp.	41,981	4,298,854
Wal-Mart Stores, Inc.	304,285	19,696,368
Walgreens Boots Alliance, Inc.	16,750	1,449,713
Whole Foods Market, Inc.	28,162	922,587
		26,367,522
Food Products - 2.2%
Archer Daniels Midland Co.	228,016	10,258,440
Bunge Ltd.	74,506	5,397,960
Mondelez International, Inc.	49,082	2,079,114
Pilgrim's Pride Corp. (e)	269,994	5,663,124
Sanderson Farms, Inc. (e)	77,461	5,347,907
		28,746,545
Household Products - 2.5%
Clorox Co.	5,783	642,896
Procter & Gamble Co.	445,491	31,482,849
		32,125,745
Tobacco - 0.7%
Altria Group, Inc.	146,048	7,825,252
Philip Morris International, Inc.	17,294	1,380,061
		9,205,313
TOTAL CONSUMER STAPLES		101,548,720
ENERGY - 12.9%
Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc. (e)	230,203	4,399,179
Baker Hughes, Inc.	28,243	1,581,608
Cameron International Corp. (a)	4,017	268,175
Dril-Quip, Inc. (a)	95,131	6,558,331
Ensco PLC Class A	313,048	5,669,299
FMC Technologies, Inc. (a)	56,223	1,955,436
Frank's International NV	21,480	350,339
National Oilwell Varco, Inc.	217,097	9,189,716
Noble Corp. (e)	170,461	2,219,402
Oceaneering International, Inc.	131,652	5,768,991
Schlumberger Ltd.	188,390	14,575,734
		52,536,210
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	259,692	21,032,455
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Co.	21,492	$ 1,056,332
CVR Energy, Inc. (e)	9,743	391,766
Exxon Mobil Corp.	633,863	47,691,854
HollyFrontier Corp.	161,604	7,572,763
Kinder Morgan, Inc.	22,348	724,299
Marathon Petroleum Corp.	203,569	9,630,849
Occidental Petroleum Corp.	2,734	199,609
PBF Energy, Inc. Class A	10,944	327,444
Tesoro Corp.	86,389	7,948,652
Valero Energy Corp.	176,803	10,491,490
Western Refining, Inc.	152,146	6,545,321
World Fuel Services Corp.	22,890	884,699
		114,497,533
TOTAL ENERGY		167,033,743
FINANCIALS - 28.1%
Banks - 10.1%
Bank of America Corp.	1,666,422	27,229,335
Citigroup, Inc.	373,108	19,953,816
Citizens Financial Group, Inc.	303,401	7,530,413
Commerce Bancshares, Inc.	6,247	279,928
Cullen/Frost Bankers, Inc.	4,372	282,694
East West Bancorp, Inc.	7,950	321,260
FNB Corp., Pennsylvania	8,214	103,168
Fulton Financial Corp.	34,795	423,107
JPMorgan Chase & Co.	524,523	33,621,924
PacWest Bancorp	26,089	1,112,435
PNC Financial Services Group, Inc.	25,370	2,311,714
Regions Financial Corp.	718,404	6,889,494
U.S. Bancorp	119,082	5,043,123
Wells Fargo & Co.	494,325	26,362,352
		131,464,763
Capital Markets - 3.4%
Franklin Resources, Inc.	207,392	8,415,967
Goldman Sachs Group, Inc.	90,588	17,084,897
Lazard Ltd. Class A	27,802	1,382,593
Morgan Stanley	388,286	13,376,453
SEI Investments Co.	41,950	2,121,831
T. Rowe Price Group, Inc.	21,310	1,531,763
		43,913,504
Consumer Finance - 3.4%
American Express Co.	146,845	11,265,948
Capital One Financial Corp.	140,228	10,902,727
Discover Financial Services	179,841	9,662,857
Navient Corp.	488,157	6,243,528
Santander Consumer U.S.A. Holdings, Inc. (a)	18,865	423,708
Synchrony Financial (e)	156,213	5,147,218
		43,645,986

	Shares	Value
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	237,405	$ 31,821,766
CME Group, Inc.	11,303	1,067,455
Leucadia National Corp.	172,190	3,695,197
Voya Financial, Inc.	85,915	3,701,218
		40,285,636
Insurance - 4.5%
ACE Ltd.	28,462	2,907,678
AFLAC, Inc.	104,397	6,117,664
Allied World Assur Co. Holdings AG	26,482	1,057,691
American Financial Group, Inc.	37,768	2,608,258
American International Group, Inc.	61,427	3,706,505
American National Insurance Co.	5,441	540,237
Arch Capital Group Ltd. (a)	4,528	309,172
Aspen Insurance Holdings Ltd.	129,319	5,937,035
Assurant, Inc.	8,140	605,209
Assured Guaranty Ltd.	35,024	884,706
CNA Financial Corp.	5,928	213,289
Endurance Specialty Holdings Ltd.	72,344	4,611,930
FNF Group	47,556	1,731,514
MetLife, Inc.	1,082	54,208
ProAssurance Corp.	2,611	125,929
Progressive Corp.	307,782	9,221,149
Reinsurance Group of America, Inc.	38,619	3,509,695
RenaissanceRe Holdings Ltd.	1,955	199,312
The Chubb Corp.	17,336	2,094,362
The Travelers Companies, Inc.	106,262	10,578,382
Validus Holdings Ltd.	20,727	917,792
		57,931,717
Real Estate Investment Trusts - 3.6%
American Capital Agency Corp.	62,758	1,200,561
Chimera Investment Corp.	507,561	7,110,930
Hospitality Properties Trust (SBI)	49,549	1,274,400
Lamar Advertising Co. Class A	108,637	5,794,698
MFA Financial, Inc.	972,095	6,911,595
Post Properties, Inc.	3,109	172,114
Public Storage	35,363	7,117,511
Senior Housing Properties Trust (SBI)	17,077	268,109
Starwood Property Trust, Inc. (e)	196,842	4,188,798
The Macerich Co.	47,586	3,625,101
Two Harbors Investment Corp.	126,064	1,192,565
Weyerhaeuser Co.	291,546	8,145,795
		47,002,177
TOTAL FINANCIALS		364,243,783
HEALTH CARE - 13.5%
Biotechnology - 0.5%
Amgen, Inc.	42,268	6,415,437
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	45,203	2,047,244
Baxter International, Inc.	173,463	6,669,652
Medtronic PLC	90,623	6,551,137
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc.	6,007	$ 312,004
St. Jude Medical, Inc.	84,667	5,995,270
		21,575,307
Health Care Providers & Services - 2.9%
Aetna, Inc.	90,747	10,392,346
Anthem, Inc.	72,860	10,276,903
Cardinal Health, Inc.	84,802	6,976,661
McKesson Corp.	32,316	6,384,995
Patterson Companies, Inc.	8,492	389,188
UnitedHealth Group, Inc.	29,947	3,464,868
		37,884,961
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	142,128	5,160,668
Thermo Fisher Scientific, Inc.	7,817	980,017
		6,140,685
Pharmaceuticals - 8.0%
Allergan PLC (a)	5,599	1,700,640
Bristol-Myers Squibb Co.	48,326	2,873,947
Eli Lilly & Co.	63,797	5,253,683
Johnson & Johnson	389,576	36,612,352
Merck & Co., Inc.	451,293	24,302,128
Perrigo Co. PLC	3,764	688,699
Pfizer, Inc.	1,008,037	32,478,952
		103,910,401
TOTAL HEALTH CARE		175,926,791
INDUSTRIALS - 8.0%
Aerospace & Defense - 3.5%
General Dynamics Corp.	73,036	10,373,303
Huntington Ingalls Industries, Inc.	39,700	4,469,426
Northrop Grumman Corp.	43,755	7,164,444
Precision Castparts Corp.	8,440	1,943,310
Raytheon Co.	85,316	8,750,009
Spirit AeroSystems Holdings, Inc. Class A (a)	6,696	342,233
The Boeing Co.	48,735	6,368,690
Triumph Group, Inc.	36,054	1,780,707
United Technologies Corp.	42,244	3,869,973
Vectrus, Inc. (a)	4,131	102,655
		45,164,750
Air Freight & Logistics - 0.1%
FedEx Corp.	6,008	904,865
Commercial Services & Supplies - 0.2%
Deluxe Corp.	31,482	1,826,271
KAR Auction Services, Inc.	5,039	186,645
Republic Services, Inc.	9,579	392,547
Waste Management, Inc.	16,875	844,763
		3,250,226

	Shares	Value
Industrial Conglomerates - 2.9%
3M Co.	40,954	$ 5,821,202
Danaher Corp.	61,713	5,370,265
General Electric Co.	1,053,466	26,147,026
		37,338,493
Machinery - 1.3%
AGCO Corp. (e)	25,527	1,251,844
Allison Transmission Holdings, Inc.	179,584	5,136,102
Crane Co.	6,582	345,818
Deere & Co. (e)	87,407	7,148,144
Stanley Black & Decker, Inc.	8,918	905,355
Trinity Industries, Inc. (e)	88,081	2,377,306
		17,164,569
TOTAL INDUSTRIALS		103,822,903
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 3.4%
Brocade Communications Systems, Inc.	718,823	7,655,465
Cisco Systems, Inc.	912,162	23,606,753
Juniper Networks, Inc.	278,190	7,152,265
QUALCOMM, Inc.	99,886	5,651,550
		44,066,033
Electronic Equipment & Components - 0.5%
Avnet, Inc.	24,509	1,039,182
Corning, Inc.	177,136	3,048,511
Dolby Laboratories, Inc. Class A	11,958	389,352
Ingram Micro, Inc. Class A	36,500	987,690
Tech Data Corp. (a)	8,680	566,283
		6,031,018
Internet Software & Services - 0.4%
eBay, Inc. (a)	205,099	5,560,234
IT Services - 1.6%
Amdocs Ltd.	85,339	4,882,244
DST Systems, Inc.	17,687	1,811,503
IBM Corp.	36,321	5,371,513
Paychex, Inc.	17,182	767,348
Xerox Corp.	777,322	7,905,365
		20,737,973
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	72,975	1,173,803
Broadcom Corp. Class A	37,768	1,951,473
Intel Corp.	818,048	23,347,090
Micron Technology, Inc. (a)	46,212	758,339
NVIDIA Corp.	117,006	2,630,295
		29,861,000
Software - 1.8%
Activision Blizzard, Inc.	19,229	550,526
Electronic Arts, Inc. (a)	18,725	1,238,659
Microsoft Corp.	300,673	13,085,289
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	401,844	$ 8,233,784
Synopsys, Inc. (a)	7,895	370,512
		23,478,770
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	58,589	6,606,496
Hewlett-Packard Co.	466,921	13,101,803
Lexmark International, Inc. Class A	39,411	1,181,542
NetApp, Inc.	233,338	7,457,482
		28,347,323
TOTAL INFORMATION TECHNOLOGY		158,082,351
MATERIALS - 2.3%
Chemicals - 2.2%
Cabot Corp.	20,742	702,532
LyondellBasell Industries NV Class A	78,658	6,715,820
The Dow Chemical Co.	276,871	12,115,875
The Mosaic Co.	204,152	8,335,526
Westlake Chemical Corp.	7,538	416,324
		28,286,077
Containers & Packaging - 0.0%
Avery Dennison Corp.	11,445	664,726
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	19,255	1,119,101
Paper & Forest Products - 0.0%
Domtar Corp.	6,124	246,246
TOTAL MATERIALS		30,316,150
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	654,287	21,722,328
CenturyLink, Inc.	247,418	6,690,183
Verizon Communications, Inc.	182,898	8,415,137
		36,827,648
UTILITIES - 4.3%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	40,978	2,224,696
Duke Energy Corp.	175,959	12,477,253
Entergy Corp.	119,078	7,779,366
Eversource Energy	13,389	632,496
PPL Corp.	36,800	1,140,432
Southern Co.	6,499	282,122
		24,536,365
Gas Utilities - 0.8%
AGL Resources, Inc.	57,537	3,509,182

	Shares	Value
Questar Corp.	8,038	$ 155,214
UGI Corp.	173,199	5,902,622
		9,567,018
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp. (a)	25,393	361,850
Multi-Utilities - 1.4%
Ameren Corp.	13,488	543,432
Consolidated Edison, Inc.	87,175	5,484,179
DTE Energy Co.	88	6,869
PG&E Corp.	45,147	2,238,388
Public Service Enterprise Group, Inc.	228,321	9,189,920
Vectren Corp.	22,981	924,526
		18,387,314
Water Utilities - 0.2%
American Water Works Co., Inc.	48,629	2,525,790
TOTAL UTILITIES		55,378,337
TOTAL COMMON STOCKS (Cost $1,313,865,660)		1,278,842,043
Money Market Funds - 5.5%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	34,582,122	34,582,122
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	37,576,062	37,576,062
TOTAL MONEY MARKET FUNDS (Cost $72,158,184)		72,158,184
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,386,023,844)	1,351,000,227
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(52,383,207)
NET ASSETS - 100%	$ 1,298,617,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
179 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 17,624,340	$ 213,485

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 155,744
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 213,485	$ -
Total Value of Derivatives	$ 213,485	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,642,335) - See accompanying schedule: Unaffiliated issuers (cost $1,348,447,782)	$ 1,313,424,165
Fidelity Central Funds (cost $37,576,062)	37,576,062
Total Investments (cost $1,386,023,844)		$ 1,351,000,227
Segregated cash with brokers for derivative instruments		699,200
Receivable for investments sold		17,091,084
Receivable for fund shares sold		4,418,270
Dividends receivable		3,632,903
Interest receivable		793
Distributions receivable from Fidelity Central Funds		21,518
Total assets		1,376,863,995

Liabilities
Payable to custodian bank	$ 7,197
Payable for investments purchased	38,581,654
Payable for fund shares redeemed	1,431,841
Accrued management fee	326,998
Payable for daily variation margin for derivative instruments	159,723
Other affiliated payables	163,500
Collateral on securities loaned, at value	37,576,062
Total liabilities		78,246,975

Net Assets		$ 1,298,617,020
Net Assets consist of:
Paid in capital		$ 1,304,579,580
Undistributed net investment income		12,020,492
Accumulated undistributed net realized gain (loss) on investments		16,827,080
Net unrealized appreciation (depreciation) on investments		(34,810,132)
Net Assets, for 123,188,025 shares outstanding		$ 1,298,617,020
Net Asset Value, offering price and redemption price per share ($1,298,617,020 ÷ 123,188,025 shares)		$ 10.54

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 14,697,843
Interest		4,535
Income from Fidelity Central Funds		155,744
Total income		14,858,122

Expenses
Management fee	$ 1,864,057
Transfer agent fees	932,985
Independent trustees' compensation	2,373
Miscellaneous	846
Total expenses before reductions	2,800,261
Expense reductions	(77)	2,800,184
Net investment income (loss)		12,057,938
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,806,140
Futures contracts	(157,791)
Total net realized gain (loss)		18,648,349
Change in net unrealized appreciation (depreciation) on: Investment securities	(119,832,130)
Futures contracts	(589,324)
Total change in net unrealized appreciation (depreciation)		(120,421,454)
Net gain (loss)		(101,773,105)
Net increase (decrease) in net assets resulting from operations		$ (89,715,167)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,057,938	$ 14,440,271
Net realized gain (loss)	18,648,349	12,112,668
Change in net unrealized appreciation (depreciation)	(120,421,454)	50,678,738
Net increase (decrease) in net assets resulting from operations	(89,715,167)	77,231,677
Distributions to shareholders from net investment income	(5,263,851)	(7,996,305)
Distributions to shareholders from net realized gain	(3,579,421)	(12,351,234)
Total distributions	(8,843,272)	(20,347,539)
Share transactions
Proceeds from sales of shares	458,095,291	1,280,586,314
Reinvestment of distributions	8,563,303	19,714,665
Cost of shares redeemed	(174,832,567)	(431,917,050)
Net increase (decrease) in net assets resulting from share transactions	291,826,027	868,383,929
Total increase (decrease) in net assets	193,267,588	925,268,067

Net Assets
Beginning of period	1,105,349,432	180,081,365
End of period (including undistributed net investment income of $12,020,492 and undistributed net investment income of $5,226,405, respectively)	$ 1,298,617,020	$ 1,105,349,432
Other Information Shares
Sold	40,973,919	117,800,508
Issued in reinvestment of distributions	757,144	1,828,662
Redeemed	(15,674,026)	(40,129,282)
Net increase (decrease)	26,057,037	79,499,888

Financial Highlights - Fidelity Large Cap Value Enhanced Index Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 J	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 10.21	$ 8.89	$ 7.78	$ 7.92	$ 6.70
Income from Investment Operations
Net investment income (loss) D	.11	.26G	.20	.18	.15	.12
Net realized and unrealized gain (loss)	(.87)	1.28	1.87	1.21	.10	1.22
Total from investment operations	(.76)	1.54	2.07	1.39	.25	1.34
Distributions from net investment income	(.05)	(.12)	(.16)	(.15)	(.13)	(.12)
Distributions from net realized gain	(.03)	(.24)	(.59)	(.13)	(.26)	-
Total distributions	(.08)	(.37) K	(.75)	(.28)	(.39)	(.12)
Net asset value, end of period	$ 10.54	$ 11.38	$ 10.21	$ 8.89	$ 7.78	$ 7.92
Total ReturnB, C	(6.69)%	15.37%	23.92%	18.38%	3.58%	20.15%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.94%A	2.34%G	2.01%	2.27%	2.04%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,298,617	$ 1,105,349	$ 180,081	$ 106,740	$ 71,354	$ 85,123
Portfolio turnover rate F	91%A	76% I	85%	76%	85%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind. JFor the year ended February 29. KTotal distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.3
Microsoft Corp.	2.5	2.3
Exxon Mobil Corp.	2.2	2.2
Johnson & Johnson	2.0	1.9
JPMorgan Chase & Co.	1.8	1.7
AT&T, Inc.	1.7	1.5
Pfizer, Inc.	1.6	1.6
Verizon Communications, Inc.	1.6	1.5
Procter & Gamble Co.	1.6	1.7
Berkshire Hathaway, Inc. Class B	1.5	0.9
	20.7
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	20.5
Health Care	16.8	15.8
Financials	14.7	14.3
Consumer Discretionary	13.2	12.2
Consumer Staples	10.2	9.8
Industrials	8.0	9.9
Energy	7.9	6.0
Telecommunication Services	3.3	2.9
Materials	2.0	2.2
Utilities	1.1	1.2

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.9%
Gentex Corp.	123,511	$ 1,914,421
Lear Corp.	11,320	1,163,583
The Goodyear Tire & Rubber Co.	10,597	315,473
		3,393,477
Automobiles - 0.8%
Ford Motor Co.	163,715	2,270,727
General Motors Co.	23,566	693,783
		2,964,510
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	22,987	1,221,299
McDonald's Corp.	359	34,112
		1,255,411
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	5,374	2,756,271
Media - 4.0%
Comcast Corp. Class A	88,407	4,979,966
Scripps Networks Interactive, Inc. Class A	36,487	1,937,095
The Walt Disney Co.	51,042	5,200,159
Time Warner Cable, Inc.	3,762	699,807
Viacom, Inc. Class B (non-vtg.)	54,904	2,238,436
		15,055,463
Multiline Retail - 1.3%
Kohl's Corp.	35,739	1,823,761
Target Corp.	39,441	3,064,960
		4,888,721
Specialty Retail - 3.6%
Best Buy Co., Inc.	64,094	2,354,814
Foot Locker, Inc.	28,814	2,039,743
Gap, Inc.	62,295	2,043,899
Home Depot, Inc.	45,187	5,262,478
Lowe's Companies, Inc.	29,860	2,065,416
		13,766,350
Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings Ltd. (a)	52,477	2,280,650
NIKE, Inc. Class B	33,113	3,700,378
		5,981,028
TOTAL CONSUMER DISCRETIONARY		50,061,231
CONSUMER STAPLES - 10.2%
Beverages - 3.3%
Dr. Pepper Snapple Group, Inc.	29,790	2,285,787
PepsiCo, Inc.	53,083	4,933,003
The Coca-Cola Co.	131,518	5,171,288
		12,390,078

	Shares	Value
Food & Staples Retailing - 1.8%
CVS Health Corp.	28,502	$ 2,918,605
Wal-Mart Stores, Inc.	62,326	4,034,362
		6,952,967
Food Products - 1.6%
Archer Daniels Midland Co.	55,857	2,513,006
Cal-Maine Foods, Inc. (e)	26,040	1,383,245
Pilgrim's Pride Corp. (e)	90,590	1,900,125
Sanderson Farms, Inc. (e)	3,890	268,566
		6,064,942
Household Products - 2.2%
Clorox Co.	21,354	2,373,924
Procter & Gamble Co.	84,521	5,973,099
		8,347,023
Tobacco - 1.3%
Altria Group, Inc.	80,921	4,335,747
Philip Morris International, Inc.	8,412	671,278
		5,007,025
TOTAL CONSUMER STAPLES		38,762,035
ENERGY - 7.9%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (e)	43,881	838,566
Baker Hughes, Inc.	2,135	119,560
Dril-Quip, Inc. (a)	11,596	799,428
FMC Technologies, Inc. (a)	8,859	308,116
National Oilwell Varco, Inc.	54,445	2,304,657
Oceaneering International, Inc.	49,034	2,148,670
Schlumberger Ltd.	51,204	3,961,653
		10,480,650
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	16,105	1,304,344
Exxon Mobil Corp.	113,237	8,519,952
HollyFrontier Corp.	5,698	267,008
Marathon Petroleum Corp.	51,970	2,458,701
Tesoro Corp.	23,460	2,158,555
The Williams Companies, Inc.	6,665	321,253
Valero Energy Corp.	43,157	2,560,936
Western Refining, Inc.	44,341	1,907,550
		19,498,299
TOTAL ENERGY		29,978,949
FINANCIALS - 14.7%
Banks - 4.5%
Bank of America Corp.	191,705	3,132,460
Citigroup, Inc.	25,743	1,376,736
JPMorgan Chase & Co.	108,663	6,965,298
Wells Fargo & Co.	103,791	5,535,174
		17,009,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 2.8%
Franklin Resources, Inc.	46,327	$ 1,879,950
Goldman Sachs Group, Inc.	18,778	3,541,531
Morgan Stanley	87,819	3,025,365
T. Rowe Price Group, Inc.	31,320	2,251,282
		10,698,128
Consumer Finance - 2.2%
American Express Co.	43,763	3,357,497
Discover Financial Services	44,055	2,367,075
Navient Corp.	153,081	1,957,906
Synchrony Financial (e)	17,316	570,562
		8,253,040
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	42,217	5,658,767
Leucadia National Corp.	93,392	2,004,192
		7,662,959
Insurance - 0.8%
ACE Ltd.	1,813	185,216
Progressive Corp.	79,873	2,392,995
Reinsurance Group of America, Inc.	1,860	169,037
The Chubb Corp.	1,658	200,303
The Travelers Companies, Inc.	764	76,056
		3,023,607
Real Estate Investment Trusts - 2.4%
Chimera Investment Corp.	63,216	885,656
Lamar Advertising Co. Class A	24,895	1,327,899
MFA Financial, Inc.	264,983	1,884,029
Public Storage	13,052	2,626,976
Weyerhaeuser Co.	78,305	2,187,842
		8,912,402
TOTAL FINANCIALS		55,559,804
HEALTH CARE - 16.8%
Biotechnology - 3.6%
Amgen, Inc.	28,698	4,355,782
Baxalta, Inc.	1,656	58,208
Biogen, Inc. (a)	11,404	3,390,409
Celgene Corp. (a)	1,827	215,732
Gilead Sciences, Inc.	49,954	5,248,667
Medivation, Inc. (a)	2,279	200,689
		13,469,487
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	24,534	1,111,145
Edwards Lifesciences Corp. (a)	16,287	2,294,513
Medtronic PLC	4,026	291,040
St. Jude Medical, Inc.	25,929	1,836,032
		5,532,730

	Shares	Value
Health Care Providers & Services - 4.7%
Aetna, Inc.	24,426	$ 2,797,266
Anthem, Inc.	18,910	2,667,256
Cardinal Health, Inc.	20,348	1,674,030
Cigna Corp.	2,740	385,765
Express Scripts Holding Co. (a)	37,040	3,096,544
Humana, Inc.	1,029	188,091
McKesson Corp.	14,428	2,850,684
UnitedHealth Group, Inc.	37,379	4,324,750
		17,984,386
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	24,969	906,624
Pharmaceuticals - 6.8%
AbbVie, Inc.	21,560	1,345,560
Allergan PLC (a)	1,817	551,896
Bristol-Myers Squibb Co.	65,501	3,895,344
Eli Lilly & Co.	10,510	865,499
Johnson & Johnson	80,996	7,612,004
Merck & Co., Inc.	96,812	5,213,326
Mylan N.V.	345	17,109
Perrigo Co. PLC	931	170,345
Pfizer, Inc.	192,241	6,194,005
		25,865,088
TOTAL HEALTH CARE		63,758,315
INDUSTRIALS - 8.0%
Aerospace & Defense - 4.3%
General Dynamics Corp.	20,734	2,944,850
Lockheed Martin Corp.	13,558	2,727,598
Northrop Grumman Corp.	11,500	1,883,010
Precision Castparts Corp.	1,236	284,589
Raytheon Co.	25,796	2,645,638
The Boeing Co.	28,736	3,755,220
Triumph Group, Inc.	12,301	607,546
United Technologies Corp.	16,336	1,496,541
		16,344,992
Air Freight & Logistics - 0.3%
FedEx Corp.	8,241	1,241,177
Industrial Conglomerates - 2.2%
3M Co.	26,732	3,799,686
Danaher Corp.	11,849	1,031,100
General Electric Co.	141,199	3,504,559
		8,335,345
Machinery - 0.7%
Allison Transmission Holdings, Inc.	67,649	1,934,761
Caterpillar, Inc.	1,839	140,573
Cummins, Inc.	1,905	231,934
Deere & Co. (e)	2,540	207,721
		2,514,989
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Union Pacific Corp.	21,183	$ 1,816,230
TOTAL INDUSTRIALS		30,252,733
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.4%
Brocade Communications Systems, Inc.	195,761	2,084,855
Cisco Systems, Inc.	186,034	4,814,560
F5 Networks, Inc. (a)	3,501	425,056
Juniper Networks, Inc.	63,379	1,629,474
Polycom, Inc. (a)	30,434	327,470
QUALCOMM, Inc.	67,759	3,833,804
		13,115,219
Electronic Equipment & Components - 0.6%
Corning, Inc.	133,983	2,305,847
Internet Software & Services - 2.8%
eBay, Inc. (a)	94,238	2,554,792
Facebook, Inc. Class A (a)	22,705	2,030,508
Google, Inc.:
Class A (a)	6,122	3,965,954
Class C	3,206	1,982,110
		10,533,364
IT Services - 2.5%
IBM Corp.	32,445	4,798,291
MasterCard, Inc. Class A	413	38,149
Paychex, Inc.	18,522	827,193
The Western Union Co.	36,190	667,344
Visa, Inc. Class A	12,880	918,344
Xerox Corp.	212,111	2,157,169
		9,406,490
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	15,638	251,537
Broadcom Corp. Class A	3,925	202,805
Intel Corp.	173,225	4,943,842
NVIDIA Corp.	94,108	2,115,548
		7,513,732
Software - 4.3%
Activision Blizzard, Inc.	58,398	1,671,935
Electronic Arts, Inc. (a)	35,873	2,372,999
Microsoft Corp.	218,101	9,491,756
Oracle Corp.	19,832	735,569
Symantec Corp.	105,221	2,155,978
		16,428,237
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	141,153	15,916,409
EMC Corp.	32,063	797,407

	Shares	Value
Hewlett-Packard Co.	107,578	$ 3,018,639
NetApp, Inc.	71,517	2,285,683
		22,018,138
TOTAL INFORMATION TECHNOLOGY		81,321,027
MATERIALS - 2.0%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	31,144	2,659,075
The Dow Chemical Co.	62,422	2,731,587
The Mosaic Co.	53,059	2,166,399
		7,557,061
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	187,688	6,231,242
CenturyLink, Inc.	2,288	61,868
Verizon Communications, Inc.	131,837	6,065,820
		12,358,930
UTILITIES - 1.1%
Electric Utilities - 0.5%
Entergy Corp.	27,154	1,773,971
PPL Corp.	7,028	217,798
		1,991,769
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	56,410	2,270,503
TOTAL UTILITIES		4,262,272
TOTAL COMMON STOCKS (Cost $349,805,146)		373,872,357
Money Market Funds - 2.8%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	6,033,944	6,033,944
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	4,561,470	4,561,470
TOTAL MONEY MARKET FUNDS (Cost $10,595,414)		10,595,414
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $360,400,560)	384,467,771
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(5,337,474)
NET ASSETS - 100%	$ 379,130,297
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 4,923,000	$ 105,616

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 33,531
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 105,616	$ -
Total Value of Derivatives	$ 105,616	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,543,521) - See accompanying schedule: Unaffiliated issuers (cost $355,839,090)	$ 379,906,301
Fidelity Central Funds (cost $4,561,470)	4,561,470
Total Investments (cost $360,400,560)		$ 384,467,771
Segregated cash with brokers for derivative instruments		220,800
Receivable for investments sold		5,381,009
Receivable for fund shares sold		1,048,887
Dividends receivable		862,845
Interest receivable		137
Distributions receivable from Fidelity Central Funds		4,921
Other receivables		10,951
Total assets		391,997,321

Liabilities
Payable for investments purchased	$ 7,586,615
Payable for fund shares redeemed	524,527
Accrued management fee	97,146
Payable for daily variation margin for derivative instruments	48,693
Other affiliated payables	48,573
Collateral on securities loaned, at value	4,561,470
Total liabilities		12,867,024

Net Assets		$ 379,130,297
Net Assets consist of:
Paid in capital		$ 357,181,957
Undistributed net investment income		3,471,512
Accumulated undistributed net realized gain (loss) on investments		(5,695,999)
Net unrealized appreciation (depreciation) on investments		24,172,827
Net Assets, for 33,536,735 shares outstanding		$ 379,130,297
Net Asset Value, offering price and redemption price per share ($379,130,297 ÷ 33,536,735 shares)		$ 11.30

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,335,941
Interest		1,181
Income from Fidelity Central Funds		33,531
Total income		4,370,653

Expenses
Management fee	$ 592,414
Transfer agent fees	296,524
Independent trustees' compensation	775
Miscellaneous	290
Total expenses before reductions	890,003
Expense reductions	(19)	889,984
Net investment income (loss)		3,480,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,746,143
Futures contracts	(134,096)
Total net realized gain (loss)		8,612,047
Change in net unrealized appreciation (depreciation) on: Investment securities	(39,226,262)
Futures contracts	(12,046)
Total change in net unrealized appreciation (depreciation)		(39,238,308)
Net gain (loss)		(30,626,261)
Net increase (decrease) in net assets resulting from operations		$ (27,145,592)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,480,669	$ 6,332,829
Net realized gain (loss)	8,612,047	24,806,942
Change in net unrealized appreciation (depreciation)	(39,238,308)	26,871,253
Net increase (decrease) in net assets resulting from operations	(27,145,592)	58,011,024
Distributions to shareholders from net investment income	(1,395,328)	(4,804,434)
Distributions to shareholders from net realized gain	(3,893,937)	(18,865,721)
Total distributions	(5,289,265)	(23,670,155)
Share transactions
Proceeds from sales of shares	107,985,823	229,544,332
Reinvestment of distributions	5,031,504	22,379,464
Cost of shares redeemed	(83,334,856)	(346,155,181)
Net increase (decrease) in net assets resulting from share transactions	29,682,471	(94,231,385)
Total increase (decrease) in net assets	(2,752,386)	(59,890,516)

Net Assets
Beginning of period	381,882,683	441,773,199
End of period (including undistributed net investment income of $3,471,512 and undistributed net investment income of $1,386,171, respectively)	$ 379,130,297	$ 381,882,683
Other Information Shares
Sold	8,995,581	19,268,068
Issued in reinvestment of distributions	415,827	1,960,142
Redeemed	(6,936,386)	(29,262,135)
Net increase (decrease)	2,475,022	(8,033,925)

Financial Highlights - Fidelity Large Cap Core Enhanced Index Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 11.30	$ 10.70	$ 9.68	$ 9.09	$ 7.69
Income from Investment Operations
Net investment income (loss) D	.11	.20	.19	.21	.14	.13
Net realized and unrealized gain (loss)	(.94)	1.55	2.45	1.03	.48	1.42
Total from investment operations	(.83)	1.75	2.64	1.24	.62	1.55
Distributions from net investment income	(.04)	(.16)	(.27)	(.18)	(.03)	(.15)
Distributions from net realized gain	(.12)	(.60)	(1.77)	(.05)	-	-
Total distributions	(.16)	(.76)	(2.04)	(.22) I	(.03)	(.15)
Net asset value, end of period	$ 11.30	$ 12.29	$ 11.30	$ 10.70	$ 9.68	$ 9.09
Total ReturnB, C	(6.82)%	16.04%	26.44%	13.03%	6.78%	20.25%
Ratios to Average Net AssetsE, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.76%A	1.69%	1.67%	2.08%	1.53%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 379,130	$ 381,883	$ 441,773	$ 208,675	$ 262,225	$ 968,646
Portfolio turnover rateF	85%A	101%	125%	85%	104%	64%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. ITotal distributions of $.22 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.049 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Southwest Airlines Co.	0.9	0.9
United Continental Holdings, Inc.	0.9	0.7
Public Service Enterprise Group, Inc.	0.8	0.8
St. Jude Medical, Inc.	0.8	0.8
Electronic Arts, Inc.	0.8	0.8
Delphi Automotive PLC	0.8	0.3
PACCAR, Inc.	0.8	0.7
Progressive Corp.	0.8	0.7
National Oilwell Varco, Inc.	0.8	0.5
T. Rowe Price Group, Inc.	0.8	0.7
	8.2
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	18.1
Consumer Discretionary	18.4	17.7
Information Technology	15.9	16.2
Health Care	11.8	13.0
Industrials	10.7	10.5
Energy	5.6	4.7
Consumer Staples	5.5	6.7
Materials	5.3	6.1
Utilities	4.0	3.8

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 2.7%
Delphi Automotive PLC	85,326	$ 6,443,820
Gentex Corp.	293,739	4,552,955
Lear Corp.	48,172	4,951,600
The Goodyear Tire & Rubber Co.	165,815	4,936,313
		20,884,688
Automobiles - 0.7%
Harley-Davidson, Inc.	93,481	5,239,610
Diversified Consumer Services - 0.9%
DeVry, Inc. (e)	92,683	2,424,587
Graham Holdings Co.	881	582,834
ServiceMaster Global Holdings, Inc. (a)	108,584	3,819,985
		6,827,406
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	77,564	4,120,975
Panera Bread Co. Class A (a)(e)	9,835	1,753,581
Wyndham Worldwide Corp.	41,208	3,151,588
		9,026,144
Household Durables - 0.9%
NVR, Inc. (a)	1,471	2,235,846
Toll Brothers, Inc. (a)	126,427	4,674,006
		6,909,852
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. Qvc G Series A (a)	197,555	5,341,887
Leisure Products - 0.6%
Polaris Industries, Inc.	34,522	4,483,372
Media - 1.4%
Cinemark Holdings, Inc.	72,882	2,590,955
Discovery Communications, Inc. Class C (non-vtg.) (a)	147,525	3,741,234
Scripps Networks Interactive, Inc. Class A	83,685	4,442,837
		10,775,026
Multiline Retail - 2.7%
Big Lots, Inc. (e)	74,880	3,593,491
Dillard's, Inc. Class A (e)	15,526	1,436,310
Dollar General Corp.	80,093	5,966,128
Kohl's Corp.	89,322	4,558,102
Macy's, Inc.	99,056	5,805,672
		21,359,703
Specialty Retail - 5.3%
AutoNation, Inc. (a)	65,709	3,932,027
Bed Bath & Beyond, Inc. (a)	84,187	5,228,855
Best Buy Co., Inc.	155,395	5,709,212
Dick's Sporting Goods, Inc.	89,657	4,494,505
DSW, Inc. Class A	27,904	828,470
Foot Locker, Inc.	76,485	5,414,373
Gap, Inc.	144,328	4,735,402
GNC Holdings, Inc.	87,457	4,092,988

	Shares	Value
Murphy U.S.A., Inc. (a)	30,830	$ 1,575,721
O'Reilly Automotive, Inc. (a)	9,292	2,230,730
Ross Stores, Inc.	59,714	2,903,295
		41,145,578
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)(e)	41,059	2,643,789
Fossil Group, Inc. (a)(e)	44,152	2,718,880
Michael Kors Holdings Ltd. (a)	121,985	5,301,468
		10,664,137
TOTAL CONSUMER DISCRETIONARY		142,657,403
CONSUMER STAPLES - 5.5%
Beverages - 0.8%
Dr. Pepper Snapple Group, Inc.	76,604	5,877,825
Food & Staples Retailing - 0.2%
Sysco Corp.	42,196	1,682,355
Food Products - 3.6%
Archer Daniels Midland Co.	85,134	3,830,179
Bunge Ltd.	62,517	4,529,357
Campbell Soup Co. (e)	49,223	2,362,212
Hormel Foods Corp.	11,437	698,801
Ingredion, Inc.	15,381	1,327,996
Keurig Green Mountain, Inc.	29,417	1,665,002
Mead Johnson Nutrition Co. Class A	73,566	5,763,160
Pilgrim's Pride Corp. (e)	192,226	4,031,940
Tyson Foods, Inc. Class A	91,623	3,873,820
		28,082,467
Household Products - 0.8%
Church & Dwight Co., Inc.	7,284	628,464
Clorox Co.	52,968	5,888,453
		6,516,917
Tobacco - 0.1%
Reynolds American, Inc.	7,189	602,079
TOTAL CONSUMER STAPLES		42,761,643
ENERGY - 5.6%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (e)	151,396	2,893,178
Cameron International Corp. (a)	12,519	835,768
Dril-Quip, Inc. (a)	73,351	5,056,818
FMC Technologies, Inc. (a)	138,181	4,805,935
National Oilwell Varco, Inc.	150,032	6,350,855
Oceaneering International, Inc.	111,872	4,902,231
		24,844,785
Oil, Gas & Consumable Fuels - 2.4%
HollyFrontier Corp.	106,269	4,979,765
Marathon Petroleum Corp.	29,363	1,389,164
Tesoro Corp.	56,775	5,223,868
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	63,744	$ 3,782,569
Western Refining, Inc.	82,556	3,551,559
		18,926,925
TOTAL ENERGY		43,771,710
FINANCIALS - 20.9%
Banks - 2.5%
Citizens Financial Group, Inc.	181,703	4,509,868
Commerce Bancshares, Inc.	13,754	616,317
East West Bancorp, Inc.	19,092	771,508
Fifth Third Bancorp	281,994	5,617,320
KeyCorp	224,038	3,078,282
Regions Financial Corp.	496,942	4,765,674
		19,358,969
Capital Markets - 2.8%
Lazard Ltd. Class A	86,264	4,289,909
Raymond James Financial, Inc.	39,607	2,098,775
SEI Investments Co.	97,711	4,942,222
T. Rowe Price Group, Inc.	85,890	6,173,773
Waddell & Reed Financial, Inc. Class A (e)	108,056	4,221,748
		21,726,427
Consumer Finance - 3.0%
Ally Financial, Inc. (a)	226,037	4,941,169
Capital One Financial Corp.	17,211	1,338,155
Credit Acceptance Corp. (a)(e)	3,476	708,444
Discover Financial Services	71,179	3,824,448
Navient Corp.	348,761	4,460,653
Santander Consumer U.S.A. Holdings, Inc. (a)	159,268	3,577,159
Synchrony Financial (e)	137,526	4,531,482
		23,381,510
Diversified Financial Services - 1.8%
CBOE Holdings, Inc.	63,418	4,011,823
Leucadia National Corp.	201,905	4,332,881
Moody's Corp.	57,137	5,845,686
		14,190,390
Insurance - 3.2%
American Financial Group, Inc.	20,480	1,414,349
American International Group, Inc. warrants 1/19/21 (a)	574	15,377
American National Insurance Co.	901	89,460
Arch Capital Group Ltd. (a)	31,861	2,175,469
Aspen Insurance Holdings Ltd.	58,448	2,683,348
Assurant, Inc.	12,777	949,970
Assured Guaranty Ltd.	128,997	3,258,464
Endurance Specialty Holdings Ltd.	26,398	1,682,873
FNF Group	18,028	656,399
HCC Insurance Holdings, Inc.	1,708	131,977

	Shares	Value
Lincoln National Corp.	16,613	$ 843,774
Loews Corp.	23,391	852,602
Progressive Corp.	212,149	6,355,984
The Travelers Companies, Inc.	34,858	3,470,114
		24,580,160
Real Estate Investment Trusts - 7.4%
Annaly Capital Management, Inc.	21,942	220,737
Apartment Investment & Management Co. Class A	12,704	457,725
Chimera Investment Corp.	308,247	4,318,540
Corrections Corp. of America	54,206	1,592,572
Crown Castle International Corp.	12,929	1,078,149
Equity Lifestyle Properties, Inc.	48,032	2,678,264
Extra Space Storage, Inc.	16,467	1,209,995
HCP, Inc. (e)	26,357	976,790
Health Care REIT, Inc. (e)	10,350	655,673
Hospitality Properties Trust (SBI)	155,468	3,998,637
Host Hotels & Resorts, Inc.	285,760	5,066,525
Iron Mountain, Inc. (e)	150,831	4,274,551
Kimco Realty Corp.	110,725	2,552,211
Lamar Advertising Co. Class A	80,328	4,284,696
MFA Financial, Inc.	580,637	4,128,329
Post Properties, Inc.	15,224	842,801
Public Storage	20,175	4,060,622
Starwood Property Trust, Inc. (e)	64,750	1,377,880
Tanger Factory Outlet Centers, Inc.	3,791	119,947
Taubman Centers, Inc.	32,294	2,227,963
The Macerich Co.	71,109	5,417,084
Weyerhaeuser Co. (e)	201,904	5,641,198
		57,180,889
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	60,789	1,946,464
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	5,869	100,771
TOTAL FINANCIALS		162,465,580
HEALTH CARE - 11.8%
Biotechnology - 1.1%
Medivation, Inc. (a)	50,355	4,434,261
United Therapeutics Corp. (a)(e)	28,950	4,360,449
		8,794,710
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	3,833	216,948
Baxter International, Inc.	12,089	464,822
C.R. Bard, Inc.	29,610	5,738,122
Edwards Lifesciences Corp. (a)	41,132	5,794,676
ResMed, Inc.	4,923	255,701
St. Jude Medical, Inc.	91,153	6,454,544
Varian Medical Systems, Inc. (a)(e)	20,202	1,641,413
Zimmer Biomet Holdings, Inc.	33,341	3,452,794
		24,019,020
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 4.9%
Aetna, Inc.	893	$ 102,266
AmerisourceBergen Corp.	55,923	5,594,537
Anthem, Inc.	26,176	3,692,125
Cardinal Health, Inc.	44,899	3,693,841
Centene Corp. (a)	70,290	4,338,299
DaVita HealthCare Partners, Inc. (a)	6,458	488,483
HCA Holdings, Inc. (a)	25,691	2,225,354
Laboratory Corp. of America Holdings (a)	33,021	3,890,204
LifePoint Hospitals, Inc. (a)	14,633	1,143,276
MEDNAX, Inc. (a)	18,991	1,529,725
Patterson Companies, Inc.	70,239	3,219,053
Quest Diagnostics, Inc.	73,544	4,986,283
Universal Health Services, Inc. Class B	20,520	2,814,113
VCA, Inc. (a)	3,784	209,558
		37,927,117
Health Care Technology - 0.9%
Cerner Corp. (a)	73,457	4,536,704
IMS Health Holdings, Inc. (a)	66,038	1,972,555
		6,509,259
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	147,374	5,351,150
Bio-Rad Laboratories, Inc. Class A (a)	3,979	554,394
Charles River Laboratories International, Inc. (a)	7,422	511,302
		6,416,846
Pharmaceuticals - 1.0%
Hospira, Inc. (a)	6,235	560,963
Perrigo Co. PLC	10,158	1,858,609
Zoetis, Inc. Class A	121,413	5,447,801
		7,867,373
TOTAL HEALTH CARE		91,534,325
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	40,573	4,567,708
L-3 Communications Holdings, Inc.	1,459	153,881
Raytheon Co.	10,016	1,027,241
Rockwell Collins, Inc.	4,602	376,674
Spirit AeroSystems Holdings, Inc. Class A (a)	18,216	931,020
Triumph Group, Inc.	47,271	2,334,715
Vectrus, Inc. (a)	528	13,121
		9,404,360
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	106,046	5,193,073

	Shares	Value
Airlines - 1.8%
Southwest Airlines Co.	191,350	$ 7,022,545
United Continental Holdings, Inc. (a)	117,904	6,716,991
		13,739,536
Commercial Services & Supplies - 1.2%
ADT Corp. (e)	40,485	1,327,098
Cintas Corp.	53,808	4,573,142
Deluxe Corp.	6,268	363,607
KAR Auction Services, Inc.	74,000	2,740,960
		9,004,807
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	58,271	2,354,731
Electrical Equipment - 0.4%
AMETEK, Inc.	15,256	821,078
Emerson Electric Co.	16,780	800,742
Rockwell Automation, Inc.	16,915	1,891,604
		3,513,424
Machinery - 3.3%
Allison Transmission Holdings, Inc.	154,717	4,424,906
Crane Co.	20,633	1,084,058
Lincoln Electric Holdings, Inc.	47,330	2,775,905
PACCAR, Inc.	109,179	6,438,286
Parker Hannifin Corp.	50,098	5,393,551
Pentair PLC	10,800	597,132
Snap-On, Inc.	10,004	1,598,339
Trinity Industries, Inc. (e)	140,026	3,779,302
		26,091,479
Professional Services - 1.8%
Equifax, Inc.	22,422	2,195,114
Manpower, Inc.	21,560	1,873,564
Robert Half International, Inc.	88,050	4,493,192
Towers Watson & Co.	2,230	264,768
Verisk Analytics, Inc. (a)	74,390	5,436,421
		14,263,059
TOTAL INDUSTRIALS		83,564,469
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	441,701	4,704,116
F5 Networks, Inc. (a)	41,853	5,081,373
Harris Corp.	8,551	656,888
Juniper Networks, Inc.	195,463	5,025,354
		15,467,731
Electronic Equipment & Components - 0.5%
Avnet, Inc.	52,300	2,217,520
Dolby Laboratories, Inc. Class A	20,342	662,336
Jabil Circuit, Inc.	994	19,234
Keysight Technologies, Inc. (a)	36,673	1,175,003
		4,074,093
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.2%
eBay, Inc. (a)	56,124	$ 1,521,522
IT Services - 4.9%
Amdocs Ltd.	91,744	5,248,674
Booz Allen Hamilton Holding Corp. Class A	94,428	2,521,228
Computer Sciences Corp.	54,007	3,347,894
DST Systems, Inc.	37,402	3,830,713
Fiserv, Inc. (a)	34,194	2,915,722
Genpact Ltd. (a)	9,017	207,391
Jack Henry & Associates, Inc.	4,325	293,927
Leidos Holdings, Inc.	15,485	651,609
Paychex, Inc.	121,283	5,416,499
Teradata Corp. (a)(e)	87,191	2,548,593
The Western Union Co.	231,688	4,272,327
Total System Services, Inc.	38,338	1,757,031
Xerox Corp.	520,845	5,296,994
		38,308,602
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	6,454	313,342
Analog Devices, Inc.	33,980	1,898,123
Applied Materials, Inc.	347,925	5,596,374
Lam Research Corp.	34,414	2,504,307
Marvell Technology Group Ltd.	57,800	651,406
Maxim Integrated Products, Inc.	105,645	3,557,067
NVIDIA Corp.	251,258	5,648,280
Skyworks Solutions, Inc.	7,640	667,354
Xilinx, Inc.	58,422	2,447,298
		23,283,551
Software - 4.5%
Activision Blizzard, Inc.	213,782	6,120,579
Aspen Technology, Inc. (a)	17,791	673,745
CA Technologies, Inc.	180,862	4,935,724
CDK Global, Inc.	3,572	176,957
Citrix Systems, Inc. (a)	23,904	1,628,101
Electronic Arts, Inc. (a)	97,551	6,452,999
FactSet Research Systems, Inc.	18,534	2,926,889
Intuit, Inc.	4,304	369,068
Red Hat, Inc. (a)	14,311	1,033,397
Symantec Corp.	272,919	5,592,110
Synopsys, Inc. (a)	100,625	4,722,331
		34,631,900
Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.	172,368	5,508,881
Western Digital Corp.	12,478	1,022,697
		6,531,578
TOTAL INFORMATION TECHNOLOGY		123,818,977

	Shares	Value
MATERIALS - 5.3%
Chemicals - 3.3%
Cabot Corp.	54,741	$ 1,854,078
Celanese Corp. Class A	30,921	1,875,049
Eastman Chemical Co.	65,386	4,737,870
LyondellBasell Industries NV Class A	46,832	3,998,516
Sherwin-Williams Co.	6,682	1,709,322
Sigma Aldrich Corp.	9,180	1,279,784
The Mosaic Co.	140,391	5,732,165
Westlake Chemical Corp.	76,399	4,219,517
		25,406,301
Containers & Packaging - 1.0%
Aptargroup, Inc.	3,016	203,158
Avery Dennison Corp.	74,322	4,316,622
Packaging Corp. of America	13,070	877,128
Sealed Air Corp.	43,320	2,228,814
		7,625,722
Metals & Mining - 0.8%
Newmont Mining Corp.	225,095	3,842,372
Reliance Steel & Aluminum Co.	37,777	2,195,599
		6,037,971
Paper & Forest Products - 0.2%
Domtar Corp.	43,286	1,740,530
TOTAL MATERIALS		40,810,524
UTILITIES - 4.0%
Electric Utilities - 1.1%
Entergy Corp.	79,581	5,199,027
Southern Co.	37,915	1,645,890
Xcel Energy, Inc.	50,173	1,692,335
		8,537,252
Gas Utilities - 0.5%
AGL Resources, Inc.	2,806	171,138
UGI Corp.	104,099	3,547,694
		3,718,832
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	235,834	2,830,008
Multi-Utilities - 1.7%
Ameren Corp.	31,564	1,271,714
Consolidated Edison, Inc.	35,365	2,224,812
DTE Energy Co.	11,059	863,266
Public Service Enterprise Group, Inc.	163,593	6,584,618
Vectren Corp.	15,079	606,628
WEC Energy Group, Inc.	38,643	1,841,339
		13,392,377
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.4%
American Water Works Co., Inc.	54,604	$ 2,836,120
TOTAL UTILITIES		31,314,589
TOTAL COMMON STOCKS (Cost $768,261,079)		762,699,220
Money Market Funds - 7.9%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	15,657,609	15,657,609
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	45,421,669	45,421,669
TOTAL MONEY MARKET FUNDS (Cost $61,079,278)		61,079,278
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $829,340,357)	823,778,498
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(46,337,753)
NET ASSETS - 100%	$ 777,440,745
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
103 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 14,569,350	$ 14,430

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 86,508
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 14,430	$ -
Total Value of Derivatives	$ 14,430	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,079,990) - See accompanying schedule: Unaffiliated issuers (cost $783,918,688)	$ 778,356,829
Fidelity Central Funds (cost $45,421,669)	45,421,669
Total Investments (cost $829,340,357)		$ 823,778,498
Segregated cash with brokers for derivative instruments		603,000
Cash		827,818
Receivable for investments sold		11,381,516
Receivable for fund shares sold		1,627,805
Dividends receivable		1,049,766
Interest receivable		313
Distributions receivable from Fidelity Central Funds		11,976
Other receivables		8
Total assets		839,280,700

Liabilities
Payable for investments purchased	$ 14,999,607
Payable for fund shares redeemed	885,027
Accrued management fee	296,445
Payable for daily variation margin for derivative instruments	138,392
Other affiliated payables	98,815
Collateral on securities loaned, at value	45,421,669
Total liabilities		61,839,955

Net Assets		$ 777,440,745
Net Assets consist of:
Paid in capital		$ 750,565,263
Undistributed net investment income		3,746,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,676,876
Net unrealized appreciation (depreciation) on investments		(5,547,429)
Net Assets, for 58,998,112 shares outstanding		$ 777,440,745
Net Asset Value, offering price and redemption price per share ($777,440,745 ÷ 58,998,112 shares)		$ 13.18

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 5,952,659
Interest		2,971
Income from Fidelity Central Funds		86,508
Total income		6,042,138

Expenses
Management fee	$ 1,683,439
Transfer agent fees	561,518
Independent trustees' compensation	1,395
Miscellaneous	473
Total expenses before reductions	2,246,825
Expense reductions	(25)	2,246,800
Net investment income (loss)		3,795,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,467,604
Foreign currency transactions	(2,113)
Futures contracts	184,455
Total net realized gain (loss)		29,649,946
Change in net unrealized appreciation (depreciation) on: Investment securities	(82,060,270)
Futures contracts	(568,231)
Total change in net unrealized appreciation (depreciation)		(82,628,501)
Net gain (loss)		(52,978,555)
Net increase (decrease) in net assets resulting from operations		$ (49,183,217)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,795,338	$ 3,975,433
Net realized gain (loss)	29,649,946	23,080,386
Change in net unrealized appreciation (depreciation)	(82,628,501)	31,483,026
Net increase (decrease) in net assets resulting from operations	(49,183,217)	58,538,845
Distributions to shareholders from net investment income	(889,808)	(2,992,974)
Distributions to shareholders from net realized gain	(5,635,449)	(29,582,652)
Total distributions	(6,525,257)	(32,575,626)
Share transactions
Proceeds from sales of shares	329,344,452	395,167,108
Reinvestment of distributions	6,270,550	31,124,764
Cost of shares redeemed	(110,952,523)	(115,467,866)
Net increase (decrease) in net assets resulting from share transactions	224,662,479	310,824,006
Redemption fees	11,917	13,246
Total increase (decrease) in net assets	168,965,922	336,800,471

Net Assets
Beginning of period	608,474,823	271,674,352
End of period (including undistributed net investment income of $3,746,035 and undistributed net investment income of $840,505, respectively)	$ 777,440,745	$ 608,474,823
Other Information Shares
Sold	23,582,975	29,171,712
Issued in reinvestment of distributions	442,523	2,437,242
Redeemed	(8,004,600)	(8,607,909)
Net increase (decrease)	16,020,898	23,001,045

Financial Highlights - Fidelity Mid Cap Enhanced Index Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.16	$ 13.60	$ 10.97	$ 9.79	$ 10.28	$ 8.33
Income from Investment Operations
Net investment income (loss) D	.07	.15	.15	.18	.10	.10
Net realized and unrealized gain (loss)	(.92)	1.73	3.17	1.30	.05	2.30
Total from investment operations	(.85)	1.88	3.32	1.48	.15	2.40
Distributions from net investment income	(.02)	(.10)	(.12)	(.17)	(.07)	(.10)
Distributions from net realized gain	(.11)	(1.22)	(.57)	(.13)	(.58)	(.35)
Total distributions	(.13)	(1.32)	(.69)	(.30)	(.64) J	(.45)
Redemption fees added to paid in capitalD, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.18	$ 14.16	$ 13.60	$ 10.97	$ 9.79	$ 10.28
Total ReturnB, C	(6.05)%	15.22%	30.97%	15.57%	1.91%	29.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.60%A	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%A	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60%A	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.01%A	1.08%	1.24%	1.80%	1.03%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 777,441	$ 608,475	$ 271,674	$ 128,130	$ 79,061	$ 62,104
Portfolio turnover rateF	96%A	89%	128%	99%	92%	59%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.005 per share. JTotal distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Maximus, Inc.	0.7	0.4
Integrated Device Technology, Inc.	0.7	0.6
American Eagle Outfitters, Inc.	0.7	0.0
Strategic Hotel & Resorts, Inc.	0.7	0.7
Molina Healthcare, Inc.	0.7	0.6
Aspen Technology, Inc.	0.7	0.7
Sovran Self Storage, Inc.	0.7	0.6
Wintrust Financial Corp.	0.7	0.5
Cracker Barrel Old Country Store, Inc.	0.7	0.7
Cooper Tire & Rubber Co.	0.7	0.6
	7.0
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	20.6
Information Technology	17.8	18.8
Health Care	17.5	16.4
Consumer Discretionary	14.3	14.1
Industrials	10.5	11.8
Energy	4.8	3.1
Consumer Staples	4.2	3.8
Materials	1.9	3.7
Utilities	1.6	1.6
Telecommunication Services	1.0	0.7
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	160,149	$ 3,235,010
Cooper Tire & Rubber Co.	90,450	3,491,370
Cooper-Standard Holding, Inc. (a)	2,387	137,062
Dana Holding Corp.	193,566	3,395,148
Horizon Global Corp. (a)	13,107	137,099
Metaldyne Performance Group, Inc.	4,369	82,487
Tenneco, Inc. (a)	71,939	3,384,730
Tower International, Inc. (a)	19,575	478,609
		14,341,515
Diversified Consumer Services - 0.7%
Capella Education Co.	15,028	732,615
Grand Canyon Education, Inc. (a)	6,078	224,643
K12, Inc. (a)	79,953	1,056,979
LifeLock, Inc. (a)(e)	220,986	1,867,332
		3,881,569
Hotels, Restaurants & Leisure - 3.1%
BJ's Restaurants, Inc. (a)(e)	12,825	551,347
Bloomin' Brands, Inc.	110,382	2,284,907
Cracker Barrel Old Country Store, Inc. (e)	24,228	3,493,193
DineEquity, Inc.	15,640	1,493,620
Isle of Capri Casinos, Inc. (a)	91,135	1,682,352
Jack in the Box, Inc.	42,223	3,300,994
Marriott Vacations Worldwide Corp.	39,576	2,810,292
Ruth's Hospitality Group, Inc.	53,660	862,853
		16,479,558
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	14,704	426,710
CSS Industries, Inc.	849	22,482
Flexsteel Industries, Inc.	46,780	1,440,824
Helen of Troy Ltd. (a)	25,617	2,181,031
Hooker Furniture Corp. (e)	3,724	88,855
iRobot Corp. (a)(e)	6,798	199,181
La-Z-Boy, Inc.	53,560	1,478,792
Ryland Group, Inc.	1,153	49,856
		5,887,731
Internet & Catalog Retail - 0.0%
PetMed Express, Inc. (e)	4,624	76,666
Leisure Products - 0.5%
Brunswick Corp.	21,144	1,051,068
Nautilus, Inc. (a)	108,931	1,664,466
		2,715,534
Media - 0.2%
A.H. Belo Corp. Class A	12,118	60,711
Gray Television, Inc. (a)	89,708	1,039,716
Saga Communications, Inc. Class A	896	31,279

	Shares	Value
The McClatchy Co. Class A (a)	67,435	$ 84,968
Time, Inc.	5,068	105,262
		1,321,936
Specialty Retail - 4.4%
American Eagle Outfitters, Inc. (e)	216,538	3,685,477
Ascena Retail Group, Inc. (a)	1,064	12,842
Barnes & Noble Education, Inc. (a)	2,389	30,818
Barnes & Noble, Inc.	67,936	1,060,481
Big 5 Sporting Goods Corp.	152,889	1,758,224
Caleres, Inc.	44,935	1,496,336
Citi Trends, Inc.	18,054	476,806
Express, Inc. (a)	107,708	2,197,243
Group 1 Automotive, Inc.	36,208	3,164,579
Haverty Furniture Companies, Inc.	16,335	377,502
Outerwall, Inc. (e)	48,657	2,997,271
Rent-A-Center, Inc.	56,497	1,519,204
Select Comfort Corp. (a)	120,187	2,926,553
Shoe Carnival, Inc.	21,337	552,628
Stage Stores, Inc.	39,995	429,546
Stein Mart, Inc.	8,159	87,628
The Cato Corp. Class A (sub. vtg.)	32,055	1,126,092
		23,899,230
Textiles, Apparel & Luxury Goods - 1.6%
Culp, Inc.	6,180	190,035
Deckers Outdoor Corp. (a)(e)	23,574	1,517,930
Iconix Brand Group, Inc. (a)(e)	27,950	388,226
Movado Group, Inc.	93,862	2,657,233
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,857	2,653,934
Unifi, Inc. (a)	36,237	1,051,960
		8,459,318
TOTAL CONSUMER DISCRETIONARY		77,063,057
CONSUMER STAPLES - 4.2%
Beverages - 0.0%
National Beverage Corp. (a)	7,302	192,919
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	22,967	2,431,287
Ingles Markets, Inc. Class A (e)	51,017	2,535,545
SpartanNash Co.	12,799	362,212
Weis Markets, Inc.	3,608	146,665
		5,475,709
Food Products - 1.9%
Cal-Maine Foods, Inc. (e)	62,436	3,316,600
John B. Sanfilippo & Son, Inc.	11,301	584,149
Omega Protein Corp. (a)	175,264	2,991,756
Sanderson Farms, Inc. (e)	45,862	3,166,312
Seaboard Corp. (a)	63	209,175
Seneca Foods Corp. Class A (a)	7,234	213,258
		10,481,250
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,041	$ 76,419
WD-40 Co.	8,718	730,045
		806,464
Personal Products - 0.6%
Nutraceutical International Corp. (a)	1,913	46,371
USANA Health Sciences, Inc. (a)	20,145	2,951,041
		2,997,412
Tobacco - 0.5%
Universal Corp. (e)	60,157	2,960,326
TOTAL CONSUMER STAPLES		22,914,080
ENERGY - 4.8%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (e)	92,393	1,765,630
Dril-Quip, Inc. (a)	45,572	3,141,734
Forum Energy Technologies, Inc. (a)	5,781	90,877
Gulf Island Fabrication, Inc.	3,513	44,369
Matrix Service Co. (a)	142,073	2,841,460
		7,884,070
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	601	27,412
Alon U.S.A. Energy, Inc.	134,021	2,484,749
Delek U.S. Holdings, Inc.	35,163	1,081,614
DHT Holdings, Inc.	154,637	1,105,655
Green Plains, Inc.	46,243	983,126
Nordic American Tanker Shipping Ltd. (e)	115,118	1,569,058
Pacific Ethanol, Inc. (a)(e)	206,311	1,460,682
Rex American Resources Corp. (a)(e)	57,108	3,062,131
Ship Finance International Ltd. (NY Shares) (e)	9,781	164,321
Teekay Tankers Ltd. (e)	417,639	2,455,717
Western Refining, Inc.	79,773	3,431,834
		17,826,299
TOTAL ENERGY		25,710,369
FINANCIALS - 22.2%
Banks - 5.8%
Arrow Financial Corp.	879	24,199
Banc of California, Inc.	5,060	62,693
BancFirst Corp.	5,393	326,115
Banner Corp.	13,133	583,237
BB&T Corp.	40,441	1,493,082
BNC Bancorp	2,120	43,799
Cardinal Financial Corp.	10,329	230,440
Central Pacific Financial Corp.	1,270	26,340
Chemical Financial Corp.	20,993	670,516

	Shares	Value
Community Trust Bancorp, Inc.	2,212	$ 77,641
Fidelity Southern Corp.	16,649	321,242
Financial Institutions, Inc.	1,157	28,659
First Bancorp, North Carolina	13,179	224,307
First Bancorp, Puerto Rico (a)	187,261	750,917
First Busey Corp.	3,954	25,306
First Interstate Bancsystem, Inc.	43,245	1,153,777
First Merchants Corp.	47,927	1,247,061
First Midwest Bancorp, Inc., Delaware	15,356	270,880
FNB Corp., Pennsylvania	9,065	113,856
Fulton Financial Corp.	261,207	3,176,277
Great Southern Bancorp, Inc.	5,778	232,680
Great Western Bancorp, Inc.	58,664	1,476,573
Guaranty Bancorp	18,391	294,992
Hancock Holding Co.	28,488	799,943
Heritage Commerce Corp.	2,647	28,005
Hilltop Holdings, Inc. (a)	84,905	1,753,288
IBERIABANK Corp.	2,059	125,393
International Bancshares Corp.	10,981	281,663
MainSource Financial Group, Inc.	4,462	92,408
Merchants Bancshares, Inc.	18,218	524,861
Preferred Bank, Los Angeles	1,127	34,543
PrivateBancorp, Inc.	85,880	3,250,558
Renasant Corp.	17,629	552,493
S&T Bancorp, Inc.	1,506	45,060
ServisFirst Bancshares, Inc.	7,929	297,258
Talmer Bancorp, Inc. Class A	29,184	474,240
Umpqua Holdings Corp.	137,705	2,301,051
United Community Bank, Inc.	62,322	1,219,642
Univest Corp. of Pennsylvania	2,813	54,432
Washington Trust Bancorp, Inc.	11,363	438,725
WesBanco, Inc.	10,678	328,776
Wilshire Bancorp, Inc.	183,410	1,958,819
Wintrust Financial Corp.	68,809	3,509,259
		30,925,006
Capital Markets - 2.0%
Diamond Hill Investment Group, Inc.	902	175,637
Financial Engines, Inc. (e)	93,897	3,047,897
HFF, Inc.	45,306	1,645,967
INTL FCStone, Inc. (a)(e)	47,710	1,262,407
Investment Technology Group, Inc.	108,634	1,783,770
Manning & Napier, Inc. Class A	14,105	134,985
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,342	186,373
Piper Jaffray Companies (a)	59,493	2,490,377
Vector Capital Corp. rights (a)	8,300	0
		10,727,413
Consumer Finance - 1.5%
Credit Acceptance Corp. (a)(e)	8,882	1,810,240
Enova International, Inc. (a)	98,097	1,275,261
Nelnet, Inc. Class A	75,054	2,825,783
Regional Management Corp. (a)	19,985	329,753
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Springleaf Holdings, Inc. (a)	7,222	$ 323,257
World Acceptance Corp. (a)(e)	45,792	1,720,863
		8,285,157
Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	30,068	248,362
Marlin Business Services Corp.	27,147	372,457
		620,819
Insurance - 3.6%
Amerisafe, Inc.	31,657	1,479,648
EMC Insurance Group	2,665	60,975
Employers Holdings, Inc.	13,084	288,502
Enstar Group Ltd. (a)	195	28,491
Federated National Holding Co.	84,513	1,851,680
HCI Group, Inc.	36,662	1,457,315
Heritage Insurance Holdings, Inc. (a)	144,957	2,546,894
Horace Mann Educators Corp.	78,003	2,591,260
James River Group Holdings Ltd.	9,066	250,222
National General Holdings Corp.	16,139	295,828
Navigators Group, Inc. (a)	10,465	795,863
Safety Insurance Group, Inc.	9,573	503,348
Selective Insurance Group, Inc.	109,310	3,314,279
Symetra Financial Corp.	5,260	165,532
United Insurance Holdings Corp. (e)	87,831	1,154,099
Universal Insurance Holdings, Inc. (e)	110,499	2,721,590
		19,505,526
Real Estate Investment Trusts - 7.2%
AG Mortgage Investment Trust, Inc.	6,730	111,247
American Capital Mortgage Investment Corp.	106,938	1,632,943
Anworth Mortgage Asset Corp.	15,840	79,675
Apollo Commercial Real Estate Finance, Inc.	74,248	1,215,440
Apollo Residential Mortgage, Inc.	67,915	948,093
Ashford Hospitality Prime, Inc.	5,030	69,565
Ashford Hospitality Trust, Inc.	292,228	2,261,845
Capstead Mortgage Corp.	271,827	2,832,437
Coresite Realty Corp.	29,790	1,450,475
Dynex Capital, Inc.	4,921	32,971
Extra Space Storage, Inc.	37,021	2,720,303
FelCor Lodging Trust, Inc.	82,447	665,347
MFA Financial, Inc.	365,652	2,599,786
New Residential Investment Corp.	227,057	3,215,127
Pebblebrook Hotel Trust (e)	10,971	417,556
Resource Capital Corp.	12,621	40,892
RLJ Lodging Trust	20,664	569,087
Ryman Hospitality Properties, Inc.	63,280	3,241,834
Sovran Self Storage, Inc.	39,347	3,530,606
Strategic Hotel & Resorts, Inc. (a)	269,960	3,641,760
Sunstone Hotel Investors, Inc.	231,482	3,201,396

	Shares	Value
The GEO Group, Inc.	97,159	$ 2,917,685
Xenia Hotels & Resorts, Inc. (e)	69,368	1,283,308
		38,679,378
Real Estate Management & Development - 0.5%
Marcus & Millichap, Inc. (a)	60,906	2,586,069
Thrifts & Mortgage Finance - 1.5%
Brookline Bancorp, Inc., Delaware	4,950	52,223
Dime Community Bancshares, Inc.	17,601	299,745
Essent Group Ltd. (a)	46,211	1,237,993
EverBank Financial Corp.	5,776	114,249
Farmer Mac Class C (non-vtg.)	6,619	156,672
First Defiance Financial Corp.	6,669	251,355
Hingham Institution for Savings	689	80,599
Lendingtree, Inc. (a)(e)	11,365	1,204,122
Northwest Bancshares, Inc. (e)	150,369	1,930,738
Provident Financial Services, Inc.	4,101	77,673
Walker & Dunlop, Inc. (a)	11,905	289,649
Waterstone Financial, Inc.	22,258	286,683
WSFS Financial Corp.	79,383	2,185,414
		8,167,115
TOTAL FINANCIALS		119,496,483
HEALTH CARE - 17.5%
Biotechnology - 5.0%
ACADIA Pharmaceuticals, Inc. (a)(e)	16,786	614,871
Achillion Pharmaceuticals, Inc. (a)	3,539	26,153
Acorda Therapeutics, Inc. (a)(e)	10,091	322,609
Adamas Pharmaceuticals, Inc. (a)	11,285	226,377
Alder Biopharmaceuticals, Inc. (a)(e)	12,992	503,440
Alexion Pharmaceuticals, Inc. (a)	2,737	471,284
AMAG Pharmaceuticals, Inc. (a)(e)	13,356	835,284
Amicus Therapeutics, Inc. (a)	16,707	240,247
Anacor Pharmaceuticals, Inc. (a)	15,800	2,060,478
Anthera Pharmaceuticals, Inc. (a)	20,018	136,723
ARIAD Pharmaceuticals, Inc. (a)	13,858	130,820
Array BioPharma, Inc. (a)(e)	5,969	35,217
Atara Biotherapeutics, Inc.	9,799	397,153
Biospecifics Technologies Corp. (a)	6,548	325,174
bluebird bio, Inc. (a)	3,294	438,333
Celldex Therapeutics, Inc. (a)(e)	9,934	147,421
Cepheid, Inc. (a)	26,115	1,272,845
Chimerix, Inc. (a)	8,033	393,135
Clovis Oncology, Inc. (a)	5,042	392,570
Cytokinetics, Inc. (a)	36,666	253,729
Dyax Corp. (a)	31,626	728,031
Dynavax Technologies Corp. (a)	955	27,084
Eagle Pharmaceuticals, Inc. (a)(e)	6,508	511,203
Emergent BioSolutions, Inc. (a)(e)	17,920	596,557
Enanta Pharmaceuticals, Inc. (a)(e)	11,379	444,236
Esperion Therapeutics, Inc. (a)(e)	5,581	267,609
Exact Sciences Corp. (a)	16,991	375,671
Exelixis, Inc. (a)(e)	14,494	86,239
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
FibroGen, Inc.	2,363	$ 57,894
Halozyme Therapeutics, Inc. (a)(e)	19,752	344,870
Heron Therapeutics, Inc. (a)	15,620	600,745
ImmunoGen, Inc. (a)	4,691	63,141
Infinity Pharmaceuticals, Inc. (a)	41,396	365,113
Insmed, Inc. (a)	7,796	190,534
Insys Therapeutics, Inc. (a)(e)	1,971	63,900
Ironwood Pharmaceuticals, Inc. Class A (a)(e)	13,389	147,279
Isis Pharmaceuticals, Inc. (a)	9,265	464,918
Kite Pharma, Inc. (a)(e)	5,079	270,050
KYTHERA Biopharmaceuticals, Inc. (a)	421	31,457
Ligand Pharmaceuticals, Inc. Class B (a)(e)	8,586	789,397
Macrogenics, Inc. (a)	16,574	436,725
MannKind Corp. (a)(e)	4,449	16,862
Merrimack Pharmaceuticals, Inc. (a)(e)	6,999	70,620
MiMedx Group, Inc. (a)(e)	58,997	572,861
Momenta Pharmaceuticals, Inc. (a)	5,211	101,667
Myriad Genetics, Inc. (a)(e)	16,917	635,403
Neurocrine Biosciences, Inc. (a)	19,804	918,510
NewLink Genetics Corp. (a)(e)	12,567	564,384
Novavax, Inc. (a)(e)	59,634	642,258
Ophthotech Corp. (a)(e)	11,959	526,555
Opko Health, Inc. (a)(e)	21,200	229,384
PDL BioPharma, Inc. (e)	96,480	545,112
Pfenex, Inc. (a)	17,783	388,559
Portola Pharmaceuticals, Inc. (a)(e)	7,939	374,403
Progenics Pharmaceuticals, Inc. (a)(e)	53,854	394,750
Prothena Corp. PLC (a)(e)	5,530	318,141
PTC Therapeutics, Inc. (a)	2,839	108,421
Radius Health, Inc. (a)	12,551	763,854
Raptor Pharmaceutical Corp. (a)	6,029	73,132
Repligen Corp. (a)(e)	21,961	748,431
Retrophin, Inc. (a)	18,229	499,839
Rigel Pharmaceuticals, Inc. (a)	10,430	31,290
Sarepta Therapeutics, Inc. (a)(e)	4,742	169,289
Sorrento Therapeutics, Inc. (a)	24,088	305,436
TESARO, Inc. (a)	1,629	83,861
Tobira Therapeutics, Inc. (a)(e)	5,749	69,275
Ultragenyx Pharmaceutical, Inc. (a)	13,703	1,529,529
ZIOPHARM Oncology, Inc. (a)(e)	3,159	27,515
		26,795,857
Health Care Equipment & Supplies - 4.7%
Abiomed, Inc. (a)	9,735	933,587
Atrion Corp.	514	198,918
Cantel Medical Corp.	48,415	2,402,836
Cryolife, Inc.	9,591	93,800
Cyberonics, Inc. (a)(e)	52,301	3,417,347
Exactech, Inc. (a)	11,538	226,260
Globus Medical, Inc. (a)	30,816	752,527

	Shares	Value
Greatbatch, Inc. (a)	49,268	$ 2,799,408
ICU Medical, Inc. (a)	7,556	857,757
Inogen, Inc. (a)(e)	22,959	1,131,649
LeMaitre Vascular, Inc.	236	3,120
Masimo Corp. (a)	81,356	3,305,494
Meridian Bioscience, Inc.	46,911	897,407
Merit Medical Systems, Inc. (a)(e)	84,792	1,929,018
Natus Medical, Inc. (a)	72,370	2,944,012
NuVasive, Inc. (a)	18,607	980,961
SurModics, Inc. (a)	32,941	749,408
Symmetry Surgical, Inc. (a)	9,315	83,556
Thoratec Corp. (a)	7,386	463,989
Vascular Solutions, Inc. (a)	27,920	964,915
West Pharmaceutical Services, Inc.	2,560	142,976
		25,278,945
Health Care Providers & Services - 5.4%
Air Methods Corp. (a)(e)	22,858	856,032
Alliance Healthcare Services, Inc. (a)	67,274	963,364
Amedisys, Inc. (a)	5,856	226,276
Centene Corp. (a)	39,761	2,454,049
Chemed Corp. (e)	24,476	3,337,303
Corvel Corp. (a)	21,103	633,723
Hanger, Inc. (a)(e)	2,224	39,876
HealthSouth Corp.	75,362	3,217,957
LHC Group, Inc. (a)	2,616	113,273
Magellan Health Services, Inc. (a)	52,217	2,924,152
Molina Healthcare, Inc. (a)(e)	48,739	3,635,442
National Healthcare Corp.	10,446	630,521
Owens & Minor, Inc.	14,416	490,000
PharMerica Corp. (a)	4,422	144,688
Providence Service Corp. (a)	31,062	1,392,509
RadNet, Inc. (a)	19,801	121,578
Select Medical Holdings Corp.	203,074	2,619,655
Surgical Care Affiliates, Inc. (a)	36,561	1,336,305
Team Health Holdings, Inc. (a)	54,059	3,175,426
Triple-S Management Corp. (a)(e)	48,295	1,016,127
		29,328,256
Health Care Technology - 0.7%
Omnicell, Inc. (a)	71,514	2,430,046
Quality Systems, Inc.	117,688	1,599,380
		4,029,426
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	45,682	426,213
Cambrex Corp. (a)	19,641	939,036
INC Research Holdings, Inc. Class A	11,311	463,864
Luminex Corp. (a)(e)	27,811	506,716
PAREXEL International Corp. (a)	21,728	1,427,964
		3,763,793
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	32,841	1,044,015
Cempra, Inc. (a)(e)	816	28,070
Impax Laboratories, Inc. (a)	15,233	623,944
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lannett Co., Inc. (a)(e)	13,054	$ 625,939
Nektar Therapeutics (a)(e)	13,743	151,860
Pacira Pharmaceuticals, Inc. (a)(e)	6,527	375,629
Prestige Brands Holdings, Inc. (a)	12,957	602,760
Sucampo Pharmaceuticals, Inc. Class A (a)	22,941	616,195
Supernus Pharmaceuticals, Inc. (a)(e)	29,498	535,389
Tetraphase Pharmaceuticals, Inc. (a)	1,989	86,342
The Medicines Company (a)	11,136	456,576
Theravance, Inc. (e)	4,477	62,275
ZS Pharma, Inc. (a)	356	18,213
		5,227,207
TOTAL HEALTH CARE		94,423,484
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
Astronics Corp. (a)	50,981	2,633,678
Curtiss-Wright Corp.	46,468	3,053,412
Ducommun, Inc. (a)	2,414	57,019
Moog, Inc. Class A (a)	49,781	3,141,181
Teledyne Technologies, Inc. (a)	19,998	1,958,004
		10,843,294
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)(e)	70,045	2,893,559
Airlines - 0.7%
JetBlue Airways Corp. (a)	123,910	2,765,671
SkyWest, Inc.	46,929	746,171
		3,511,842
Building Products - 0.3%
American Woodmark Corp. (a)	13,343	884,374
Universal Forest Products, Inc.	10,464	628,468
		1,512,842
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	14,018	448,716
ACCO Brands Corp. (a)(e)	167,312	1,271,571
ARC Document Solutions, Inc. (a)	45,735	303,680
Deluxe Corp.	58,627	3,400,952
Ennis, Inc.	7,465	121,903
G&K Services, Inc. Class A	14,417	974,733
HNI Corp.	32,073	1,499,092
Kimball International, Inc. Class B	151,630	1,657,316
Knoll, Inc.	4,177	99,914
Steelcase, Inc. Class A	14,955	263,657
Tetra Tech, Inc.	2,434	63,235
TRC Companies, Inc. (a)	3,419	30,497
UniFirst Corp.	23,469	2,544,274
West Corp.	13,315	324,087
		13,003,627

	Shares	Value
Construction & Engineering - 0.6%
Argan, Inc. (e)	78,951	$ 3,090,932
Electrical Equipment - 0.0%
Allied Motion Technologies, Inc.	3,675	69,899
LSI Industries, Inc.	3,822	36,271
		106,170
Machinery - 1.4%
Alamo Group, Inc.	19,510	1,004,570
Federal Signal Corp.	39,541	559,505
Global Brass & Copper Holdings, Inc.	7,046	138,383
Hurco Companies, Inc.	15,053	464,235
Hyster-Yale Materials Handling Class A	26,000	1,579,760
Kadant, Inc.	24,355	1,083,554
Wabash National Corp. (a)(e)	200,758	2,455,270
		7,285,277
Marine - 0.2%
Matson, Inc.	35,416	1,334,475
Professional Services - 1.8%
CRA International, Inc. (a)	3,688	83,791
Insperity, Inc.	63,395	2,814,104
Korn/Ferry International	90,334	3,077,679
Resources Connection, Inc.	95,556	1,499,274
RPX Corp. (a)	154,889	2,132,822
		9,607,670
Road & Rail - 0.6%
AMERCO	2,437	912,803
ArcBest Corp.	79,102	2,284,466
P.A.M. Transportation Services, Inc. (a)	1,513	58,447
		3,255,716
TOTAL INDUSTRIALS		56,445,404
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.5%
Black Box Corp.	22,131	340,817
Communications Systems, Inc.	7,450	66,156
Comtech Telecommunications Corp.	9,655	257,595
InterDigital, Inc.	62,340	3,083,960
NETGEAR, Inc. (a)	9,862	299,608
Plantronics, Inc.	12,385	658,387
Polycom, Inc. (a)	290,159	3,122,111
		7,828,634
Electronic Equipment & Components - 4.2%
Benchmark Electronics, Inc. (a)	150,420	3,214,475
Coherent, Inc. (a)	18,245	1,063,684
Daktronics, Inc.	82,298	715,170
DTS, Inc. (a)	1,094	29,024
Insight Enterprises, Inc. (a)	737	18,653
KEMET Corp. (a)	9,724	20,031
Kimball Electronics, Inc. (a)	114,365	1,343,789
Mercury Systems, Inc. (a)	6,622	104,892
Methode Electronics, Inc. Class A	115,666	3,073,246
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Multi-Fineline Electronix, Inc. (a)	11,298	$ 180,429
Newport Corp. (a)	46,694	714,418
PC Connection, Inc.	1,849	38,958
Plexus Corp. (a)	19,011	723,749
Rofin-Sinar Technologies, Inc. (a)(e)	21,349	543,759
Sanmina Corp. (a)	162,849	3,133,215
ScanSource, Inc. (a)	27,689	1,057,720
SYNNEX Corp.	40,731	3,225,488
Tech Data Corp. (a)	52,704	3,438,409
		22,639,109
Internet Software & Services - 1.2%
Constant Contact, Inc. (a)	119,836	2,967,139
DealerTrack Holdings, Inc. (a)	7,040	441,830
DHI Group, Inc. (a)	237	1,849
Global Sources Ltd. (a)(e)	57,052	468,397
LogMeIn, Inc. (a)(e)	16,366	1,020,256
United Online, Inc. (a)	142,901	1,556,192
		6,455,663
IT Services - 4.1%
Blackhawk Network Holdings, Inc. (a)	40,635	1,605,489
CACI International, Inc. Class A (a)	1,925	150,959
Cardtronics, Inc. (a)(e)	43,630	1,505,235
Computer Task Group, Inc.	16,722	112,205
Convergys Corp.	31,472	711,267
CSG Systems International, Inc.	101,243	3,129,421
ExlService Holdings, Inc. (a)	15,242	551,456
Higher One Holdings, Inc. (a)	59,834	118,471
Jack Henry & Associates, Inc.	34,739	2,360,862
Maximus, Inc.	61,862	3,745,744
NCI, Inc. Class A	13,888	198,182
Neustar, Inc. Class A (a)(e)	109,333	3,055,857
Science Applications International Corp.	63,890	3,115,915
Sykes Enterprises, Inc. (a)	11,498	289,175
Syntel, Inc. (a)	33,323	1,481,207
		22,131,445
Semiconductors & Semiconductor Equipment - 2.8%
Cabot Microelectronics Corp. (a)	60,109	2,607,528
Fairchild Semiconductor International, Inc. (a)	109,030	1,482,808
Integrated Device Technology, Inc. (a)	194,222	3,688,276
IXYS Corp.	52,687	621,180
Lattice Semiconductor Corp. (a)	114,054	476,746
MKS Instruments, Inc.	52,905	1,782,899
Pericom Semiconductor Corp.	22,047	268,532
Photronics, Inc. (a)	24,964	227,422
PMC-Sierra, Inc. (a)	64,987	408,768
Tessera Technologies, Inc.	90,609	2,966,539
Xcerra Corp. (a)	78,629	492,218
		15,022,916

	Shares	Value
Software - 2.9%
Aspen Technology, Inc. (a)(e)	94,452	$ 3,576,897
AVG Technologies NV (a)(e)	94,529	2,186,456
ePlus, Inc. (a)(e)	10,144	768,104
Fleetmatics Group PLC (a)(e)	5,872	262,831
Mentor Graphics Corp.	12,929	334,085
MicroStrategy, Inc. Class A (a)	9,414	1,870,562
Monotype Imaging Holdings, Inc.	46,722	989,572
Pegasystems, Inc.	65,433	1,603,763
Progress Software Corp. (a)	71,152	1,927,508
QAD, Inc.:
Class A	4,913	123,660
Class B	4,123	83,738
Qualys, Inc. (a)(e)	68,797	1,999,241
TiVo, Inc. (a)	17,711	161,170
		15,887,587
Technology Hardware, Storage & Peripherals - 1.1%
QLogic Corp. (a)	255,673	2,643,659
Super Micro Computer, Inc. (a)(e)	118,821	3,249,754
		5,893,413
TOTAL INFORMATION TECHNOLOGY		95,858,767
MATERIALS - 1.9%
Chemicals - 0.9%
A. Schulman, Inc.	12,980	445,603
FutureFuel Corp.	146,652	1,478,252
Innospec, Inc.	10,475	514,323
KMG Chemicals, Inc.	8,179	165,216
Minerals Technologies, Inc.	38,303	2,060,318
Stepan Co.	1,434	64,573
Tredegar Corp.	6,234	90,331
		4,818,616
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	2,231	109,854
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	7,607	414,201
Berry Plastics Group, Inc. (a)	31,481	931,838
		1,346,039
Metals & Mining - 0.2%
Century Aluminum Co. (a)(e)	13,662	76,507
Commercial Metals Co.	69,884	1,097,179
		1,173,686
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	77,599	2,741,573
TOTAL MATERIALS		10,189,768
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
IDT Corp. Class B	65,854	1,028,639
Inteliquent, Inc.	161,123	2,951,773
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Premiere Global Services, Inc. (a)	14,826	$ 159,824
Vonage Holdings Corp. (a)	123,640	686,202
		4,826,438
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	10,419	403,111
TOTAL TELECOMMUNICATION SERVICES		5,229,549
UTILITIES - 1.6%
Electric Utilities - 0.3%
Allete, Inc.	7,123	340,337
Cleco Corp.	7,302	391,241
IDACORP, Inc.	15,911	944,636
UIL Holdings Corp.	1,466	66,747
		1,742,961
Gas Utilities - 0.3%
New Jersey Resources Corp.	32,797	927,171
ONE Gas, Inc.	17,680	759,710
WGL Holdings, Inc.	1,436	77,831
		1,764,712
Independent Power and Renewable Electricity Producers - 0.3%
Black Hills Corp.	9,036	359,452
Ormat Technologies, Inc.	33,866	1,192,083
Talen Energy Corp. (a)	22,369	318,758
		1,870,293
Water Utilities - 0.7%
American States Water Co.	83,377	3,147,476
California Water Service Group	11,011	227,157
Consolidated Water Co., Inc.	4,391	46,676
Middlesex Water Co.	4,952	112,708
		3,534,017
TOTAL UTILITIES		8,911,983
TOTAL COMMON STOCKS (Cost $490,260,912)		516,242,944
Money Market Funds - 20.5%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	21,137,453	$ 21,137,453
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	88,998,702	88,998,702
TOTAL MONEY MARKET FUNDS (Cost $110,136,155)		110,136,155
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $600,397,067)		626,379,099
NET OTHER ASSETS (LIABILITIES) - (16.3)%		(87,683,219)
NET ASSETS - 100%		$ 538,695,880
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
190 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	$ 21,992,500	$ (1,157,742)
The face value of futures purchased as a percentage of net assets is 4.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 282,472
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,157,742)
Total Value of Derivatives	$ -	$ (1,157,742)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $86,147,498) - See accompanying schedule: Unaffiliated issuers (cost $511,398,365)	$ 537,380,397
Fidelity Central Funds (cost $88,998,702)	88,998,702
Total Investments (cost $600,397,067)		$ 626,379,099
Segregated cash with brokers for derivative instruments		969,001
Cash		3,150
Receivable for investments sold		71,233
Receivable for fund shares sold		683,723
Dividends receivable		337,398
Interest receivable		651
Distributions receivable from Fidelity Central Funds		46,705
Other receivables		4
Total assets		628,490,964

Liabilities
Payable for fund shares redeemed	$ 365,252
Accrued management fee	238,758
Payable for daily variation margin for derivative instruments	123,500
Other affiliated payables	68,872
Collateral on securities loaned, at value	88,998,702
Total liabilities		89,795,084

Net Assets		$ 538,695,880
Net Assets consist of:
Paid in capital		$ 495,437,478
Undistributed net investment income		1,620,385
Accumulated undistributed net realized gain (loss) on investments		16,813,727
Net unrealized appreciation (depreciation) on investments		24,824,290
Net Assets, for 44,307,699 shares outstanding		$ 538,695,880
Net Asset Value, offering price and redemption price per share ($538,695,880 ÷ 44,307,699 shares)		$ 12.16

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 3,165,642
Interest		4,384
Income from Fidelity Central Funds (including $282,472 from security lending)		282,472
Total income		3,452,498

Expenses
Management fee	$ 1,396,980
Transfer agent fees	403,215
Independent trustees' compensation	1,032
Miscellaneous	373
Total expenses before reductions	1,801,600
Expense reductions	(124)	1,801,476
Net investment income (loss)		1,651,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,708,770
Futures contracts	1,066,459
Total net realized gain (loss)		21,775,229
Change in net unrealized appreciation (depreciation) on: Investment securities	(52,183,955)
Futures contracts	(2,298,743)
Total change in net unrealized appreciation (depreciation)		(54,482,698)
Net gain (loss)		(32,707,469)
Net increase (decrease) in net assets resulting from operations		$ (31,056,447)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,651,022	$ 2,600,051
Net realized gain (loss)	21,775,229	18,844,826
Change in net unrealized appreciation (depreciation)	(54,482,698)	17,743,442
Net increase (decrease) in net assets resulting from operations	(31,056,447)	39,188,319
Distributions to shareholders from net investment income	(583,648)	(1,928,427)
Distributions to shareholders from net realized gain	(8,793,629)	(24,849,514)
Total distributions	(9,377,277)	(26,777,941)
Share transactions
Proceeds from sales of shares	150,404,551	152,765,894
Reinvestment of distributions	9,020,532	25,817,637
Cost of shares redeemed	(53,268,298)	(133,500,842)
Net increase (decrease) in net assets resulting from share transactions	106,156,785	45,082,689
Redemption fees	57,582	77,956
Total increase (decrease) in net assets	65,780,643	57,571,023
Net Assets
Beginning of period	472,915,237	415,344,214
End of period (including undistributed net investment income of $1,620,385 and undistributed net investment income of $553,011, respectively)	$ 538,695,880	$ 472,915,237
Other Information Shares
Sold	11,510,942	12,334,842
Issued in reinvestment of distributions	680,281	2,171,867
Redeemed	(4,128,468)	(10,864,622)
Net increase (decrease)	8,062,755	3,642,087

Financial Highlights - Fidelity Small Cap Enhanced Index Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.74	$ 10.56	$ 9.81	$ 10.72	$ 8.05
Income from Investment Operations
Net investment income (loss) D	.04	.08	.08	.20	.07	.06
Net realized and unrealized gain (loss)	(.69)	1.04	2.91	1.30	.14	2.67
Total from investment operations	(.65)	1.12	2.99	1.50	.21	2.73
Distributions from net investment income	(.02)	(.06)	(.07)	(.20)	(.06)	(.06)
Distributions from net realized gain	(.23)	(.75)	(.75)	(.55)	(1.08)	-
Total distributions	(.24) K	(.81)	(.82)	(.75)	(1.13) J	(.06)
Redemption fees added to paid in capitalD	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 12.16	$ 13.05	$ 12.74	$ 10.56	$ 9.81	$ 10.72
Total ReturnB, C	(5.13)%	9.53%	29.35%	16.15%	2.87%	34.01%
Ratios to Average Net AssetsE, G
Expenses before reductions	.67%A	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67%A	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67%A	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	.61%A	.63%	.70%	2.02%	.69%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 538,696	$ 472,915	$ 415,344	$ 157,567	$ 121,874	$ 113,829
Portfolio turnover rateF	88%A	99%	107%	106%	79%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.005 per share. JTotal distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share. KTotal distributions of $.24 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.226 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2015
Japan	23.4%
United Kingdom	18.3%
France	10.1%
Switzerland	9.4%
Germany	7.6%
Netherlands	5.6%
Australia	5.1%
Hong Kong	3.0%
Spain	2.9%
Other*	14.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
As of February 28, 2015
Japan	22.0%
United Kingdom	18.5%
Switzerland	8.8%
Germany	8.2%
France	7.7%
Australia	6.9%
Netherlands	4.4%
United States of America*	4.0%
Spain	3.2%
Other	16.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
Asset Allocation as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.3
Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	2.3	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0	1.9
Nestle SA (Switzerland, Food Products)	1.9	2.0
Sanofi SA (France, Pharmaceuticals)	1.4	1.3
HSBC Holdings PLC (United Kingdom, Banks)	1.4	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.2	0.4
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.0	1.0
BASF AG (Germany, Chemicals)	1.0	0.8
	14.7
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	22.9
Consumer Discretionary	14.4	14.1
Health Care	13.5	11.3
Industrials	11.7	11.0
Consumer Staples	10.7	11.3
Telecommunication Services	6.1	5.1
Materials	4.9	6.5
Utilities	4.7	3.3
Information Technology	4.7	6.2
Energy	3.7	4.3

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 5.1%
Amcor Ltd.	8,941	$ 87,298
Australia & New Zealand Banking Group Ltd.	58,449	1,161,755
BHP Billiton Ltd.	6,423	117,655
Commonwealth Bank of Australia	6,952	371,450
CSL Ltd.	15,095	986,900
Echo Entertainment Group Ltd.	29,239	102,375
Goodman Group unit	1,461	6,342
Harvey Norman Holdings Ltd.	55,441	171,233
Qantas Airways Ltd.	285,095	681,703
Sonic Healthcare Ltd.	35,533	523,948
Telstra Corp. Ltd.	214,208	879,585
The GPT Group unit	127,105	406,140
Westpac Banking Corp.	39,432	875,602
Woodside Petroleum Ltd.	36,579	839,774
Woolworths Ltd.	6,948	130,536
TOTAL AUSTRALIA		7,342,296
Bailiwick of Jersey - 0.6%
Shire PLC	479	37,045
WPP PLC	39,224	807,437
TOTAL BAILIWICK OF JERSEY		844,482
Belgium - 1.2%
Ageas	3,684	150,891
Anheuser-Busch InBev SA NV	11,199	1,221,460
Belgacom SA	4,072	146,655
Solvay SA Class A	1,713	201,643
TOTAL BELGIUM		1,720,649
Bermuda - 0.5%
Kerry Properties Ltd.	144,500	432,565
Yue Yuen Industrial (Holdings) Ltd.	68,500	245,273
TOTAL BERMUDA		677,838
Cayman Islands - 0.5%
CK Hutchison Holdings Ltd.	52,524	700,090
Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	541	921,547
Danske Bank A/S	1,342	41,563
Novo Nordisk A/S Series B	34,267	1,891,894
Vestas Wind Systems A/S	15,489	827,853
TOTAL DENMARK		3,682,857
Finland - 0.6%
Nokia Corp.	9,543	59,872
Orion Oyj (B Shares)	18,946	752,188
Sampo Oyj (A Shares)	761	36,746
TOTAL FINLAND		848,806
France - 10.1%
Atos Origin SA	9,129	693,833
AXA SA	29,981	756,130

	Shares	Value
BNP Paribas SA	8,825	$ 557,240
Christian Dior SA	4,413	819,069
Credit Agricole SA	26,849	364,104
EDF SA	30,593	662,224
Eurazeo SA	3,056	198,556
GDF Suez	52,257	937,363
L'Oreal SA	6,635	1,136,923
Michelin CGDE Series B	2,216	214,576
Orange SA	42,126	666,233
Peugeot Citroen SA (a)	44,783	773,900
Renault SA	9,987	830,320
Safran SA	4,741	370,386
Sanofi SA	20,689	2,035,005
Societe Generale Series A	4,013	195,686
Total SA	37,666	1,736,643
Unibail-Rodamco	1,716	445,297
Valeo SA	3,800	477,587
VINCI SA	8,496	547,335
Wendel SA	611	78,402
TOTAL FRANCE		14,496,812
Germany - 6.8%
Allianz SE	6,239	994,078
BASF AG	17,806	1,435,036
Bayer AG	4,345	589,721
Commerzbank AG (a)	17,954	201,310
Continental AG	4,198	892,458
Daimler AG (Germany)	12,116	974,287
Deutsche Bank AG	22,873	672,042
Deutsche Boerse AG	3,935	352,326
Deutsche Post AG	3,959	109,088
Hannover Reuck SE	1,724	175,312
Merck KGaA	978	93,581
Metro AG	12,571	365,506
Muenchener Rueckversicherungs AG	3,142	577,525
OSRAM Licht AG	4,481	237,137
ProSiebenSat.1 Media AG	17,215	838,490
SAP AG	804	53,924
Siemens AG	11,879	1,177,482
TOTAL GERMANY		9,739,303
Hong Kong - 3.0%
AIA Group Ltd.	17,600	97,310
Cheung Kong Property Holdings Ltd.	24,524	171,825
Hang Lung Properties Ltd.	220,000	496,771
Hysan Development Co. Ltd.	108,005	434,804
Link (REIT)	141,500	750,402
PCCW Ltd.	171,000	90,243
Sino Land Ltd.	288,111	428,260
Sun Hung Kai Properties Ltd.	24,000	304,101
Swire Pacific Ltd. (A Shares)	10,000	109,741
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wharf Holdings Ltd.	121,000	$ 683,060
Wheelock and Co. Ltd.	166,000	752,885
TOTAL HONG KONG		4,319,402
Italy - 2.1%
Assicurazioni Generali SpA	24,323	445,712
Atlantia SpA	12,557	336,207
Enel SpA	228,850	1,031,325
EXOR SpA	5,335	245,274
Intesa Sanpaolo SpA	201,776	734,134
Terna SpA	10,522	49,071
Unipolsai SpA	93,699	214,705
TOTAL ITALY		3,056,428
Japan - 23.4%
Asahi Kasei Corp.	2,000	15,908
Astellas Pharma, Inc.	51,600	763,188
Brother Industries Ltd.	19,500	265,230
Canon, Inc.	34,000	1,035,881
Central Japan Railway Co.	5,900	965,981
Citizen Holdings Co. Ltd.	31,200	235,241
Daiichi Sankyo Kabushiki Kaisha	4,700	90,456
Dainippon Sumitomo Pharma Co. Ltd.	19,800	211,448
Fuji Electric Co. Ltd.	45,000	178,405
Fuji Heavy Industries Ltd.	26,200	915,922
Fujifilm Holdings Corp.	11,100	455,015
Fujitsu Ltd.	165,000	816,785
Hitachi High-Technologies Corp.	26,500	593,805
Hoya Corp.	22,600	881,747
Iida Group Holdings Co. Ltd.	38,200	673,152
Itochu Corp.	77,300	927,079
Japan Airlines Co. Ltd.	14,500	514,601
JTEKT Corp.	10,400	146,006
Kao Corp.	19,700	899,760
KDDI Corp.	47,800	1,186,103
Kobe Steel Ltd.	30,000	40,165
Konica Minolta, Inc.	63,800	698,573
Medipal Holdings Corp.	31,900	550,273
Mitsubishi Chemical Holdings Corp.	135,200	766,678
Mitsubishi Electric Corp.	90,000	895,571
Mitsubishi Gas Chemical Co., Inc.	107,000	519,800
Mitsubishi Motors Corp. of Japan	90,900	695,119
Mitsubishi Tanabe Pharma Corp.	42,700	763,110
Mitsubishi UFJ Financial Group, Inc.	173,300	1,143,118
Mizuho Financial Group, Inc.	613,300	1,256,019
Murata Manufacturing Co. Ltd.	7,300	1,051,517
Nexon Co. Ltd.	27,900	387,627
NHK Spring Co. Ltd.	1,300	12,536
Nippon Steel & Sumitomo Metal Corp.	141,000	289,138
Nippon Telegraph & Telephone Corp.	26,700	1,018,396
NKSJ Holdings, Inc.	6,300	208,074
Nomura Holdings, Inc.	145,900	915,262
NTT DOCOMO, Inc.	43,900	920,748

	Shares	Value
ORIX Corp.	64,300	$ 861,841
Panasonic Corp.	66,000	722,809
Resona Holdings, Inc.	162,600	819,553
Seiko Epson Corp.	3,800	61,449
Sekisui Chemical Co. Ltd.	65,000	715,837
Shionogi & Co. Ltd.	10,600	415,293
Sumitomo Chemical Co. Ltd.	163,000	809,166
Sumitomo Heavy Industries Ltd.	135,000	583,417
Sumitomo Mitsui Financial Group, Inc.	31,500	1,285,719
Sumitomo Rubber Industries Ltd.	19,500	275,525
TDK Corp.	4,900	304,013
Teijin Ltd.	238,000	756,198
Tokyo Electric Power Co., Inc. (a)	117,400	803,919
Toyota Motor Corp.	19,000	1,123,019
TOTAL JAPAN		33,441,195
Luxembourg - 0.1%
RTL Group SA	1,791	156,019
Netherlands - 5.6%
AEGON NV	11,590	71,385
Airbus Group NV	15,757	1,026,010
CNH Industrial NV	92,422	730,128
Fiat Chrysler Automobiles NV (a)	55,317	778,408
Heineken Holding NV	9,435	658,542
Heineken NV (Bearer)	11,339	897,046
ING Groep NV (Certificaten Van Aandelen)	30,374	465,404
Koninklijke Ahold NV	42,087	831,920
Koninklijke Boskalis Westminster NV	9,507	495,328
NN Group NV	9,296	283,998
STMicroelectronics NV	2,348	17,028
Unilever NV (Certificaten Van Aandelen) (Bearer)	36,157	1,448,976
Wolters Kluwer NV	9,453	299,667
TOTAL NETHERLANDS		8,003,840
New Zealand - 0.2%
Spark New Zealand Ltd.	103,674	222,095
Norway - 0.8%
DNB ASA	2,411	34,508
Norsk Hydro ASA	4,414	15,293
Telenor ASA	44,207	882,291
Yara International ASA	5,769	257,545
TOTAL NORWAY		1,189,637
Portugal - 0.5%
Energias de Portugal SA	207,714	728,628
Singapore - 1.1%
Wilmar International Ltd.	372,700	752,769
Yangzijiang Shipbuilding Holdings Ltd.	947,800	738,868
TOTAL SINGAPORE		1,491,637
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	64,512	596,787
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander SA (Spain)	191,413	$ 1,168,496
Endesa SA	37,949	787,813
Gas Natural SDG SA	24,076	489,006
Inditex SA	14,385	480,067
International Consolidated Airlines Group SA (a)	65,269	544,844
Telefonica SA	1,398	19,701
TOTAL SPAIN		4,086,714
Sweden - 2.0%
Boliden AB	20,233	334,349
H&M Hennes & Mauritz AB (B Shares)	13,185	507,403
Industrivarden AB (C Shares)	8,033	146,313
Investor AB (B Shares)	11,135	401,023
Nordea Bank AB	35,471	419,820
Securitas AB (B Shares)	11,041	140,849
Skandinaviska Enskilda Banken AB (A Shares)	32,533	378,706
Skanska AB (B Shares)	5,486	107,569
SKF AB (B Shares)	1,353	25,874
Svenska Handelsbanken AB (A Shares)	2,945	44,005
Swedbank AB (A Shares)	1,115	25,471
TeliaSonera AB	46,994	265,222
TOTAL SWEDEN		2,796,604
Switzerland - 9.4%
ABB Ltd. (Reg.)	47,127	910,125
Actelion Ltd.	122	16,660
Adecco SA (Reg.)	7,882	619,291
Coca-Cola HBC AG	15,798	324,116
Credit Suisse Group AG	24,351	655,468
Nestle SA	36,311	2,674,919
Novartis AG	33,609	3,279,760
Roche Holding AG (participation certificate)	10,613	2,889,118
Swiss Re Ltd.	6,542	562,058
Syngenta AG (Switzerland)	644	215,908
UBS Group AG	52,505	1,087,959
Zurich Insurance Group AG	941	258,650
TOTAL SWITZERLAND		13,494,032
United Kingdom - 18.3%
3i Group PLC	36,648	276,570
Admiral Group PLC	2,486	59,129
AstraZeneca PLC:
(United Kingdom)	1,546	96,454
sponsored ADR	20,352	636,611
Aviva PLC	17,064	125,635
BAE Systems PLC	45,789	317,730
Barclays PLC	136,838	543,768

	Shares	Value
Barratt Developments PLC	60,814	$ 596,776
BG Group PLC	28,996	440,089
BP PLC	81,033	449,147
British American Tobacco PLC (United Kingdom)	8,100	428,915
British Land Co. PLC	27,829	350,170
BT Group PLC	201,442	1,343,857
Carnival PLC	15,428	779,257
Diageo PLC	1,810	47,959
Direct Line Insurance Group PLC	54,986	297,932
GlaxoSmithKline PLC	1,351	27,584
GlaxoSmithKline PLC sponsored ADR (e)	43,131	1,765,352
Hammerson PLC	15,397	148,376
HSBC Holdings PLC:
(United Kingdom)	37,958	300,008
sponsored ADR (e)	41,725	1,655,231
Imperial Tobacco Group PLC	25,627	1,242,265
Investec PLC	15,979	131,058
ITV PLC	227,548	873,629
Kingfisher PLC	156,697	851,576
Land Securities Group PLC	19,994	384,124
Legal & General Group PLC	12,633	48,987
Lloyds Banking Group PLC	831,113	979,616
Marks & Spencer Group PLC	106,786	847,873
Mondi PLC	19,473	441,646
National Grid PLC	95,462	1,257,773
Next PLC	4,897	597,023
Old Mutual PLC	29,090	89,366
Persimmon PLC	25,788	832,193
Prudential PLC	19,772	426,726
Rio Tinto PLC	21,150	772,200
Royal Dutch Shell PLC:
Class A (United Kingdom)	54,194	1,411,877
Class B (United Kingdom)	18,778	490,276
Royal Mail PLC	103,060	733,795
Segro PLC	17,882	115,138
Standard Chartered PLC (United Kingdom)	17,924	210,408
Unilever PLC	30,165	1,209,765
Vodafone Group PLC	310,132	1,067,921
William Hill PLC	76,761	424,043
TOTAL UNITED KINGDOM		26,125,828
TOTAL COMMON STOCKS (Cost $143,604,975)		139,165,192
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Henkel AG & Co. KGaA	6,459	676,235
Volkswagen AG	2,661	506,134
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,286,355)		1,182,369
Money Market Funds - 6.9%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	6,482,791	$ 6,482,791
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	3,364,050	3,364,050
TOTAL MONEY MARKET FUNDS (Cost $9,846,841)		9,846,841
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $154,738,171)		150,194,402
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(7,272,008)
NET ASSETS - 100%		$ 142,922,394
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
28 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	$ 2,425,780	$ (44,399)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,206
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,810,990	$ 12,390,928	$ 8,420,062	$ -
Consumer Staples	14,947,612	6,650,352	8,297,260	-
Energy	5,367,806	839,774	4,528,032	-
Financials	34,151,925	19,053,190	15,098,735	-
Health Care	19,297,338	5,364,961	13,932,377	-
Industrials	16,510,299	9,185,622	7,324,677	-
Information Technology	6,729,793	693,833	6,035,960	-
Materials	7,075,626	2,772,810	4,302,816	-
Telecommunication Services	8,709,050	2,486,091	6,222,959	-
Utilities	6,747,122	4,685,430	2,061,692	-
Money Market Funds	9,846,841	9,846,841	-	-
Total Investments in Securities:	$ 150,194,402	$ 73,969,832	$ 76,224,570	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (44,399)	$ (44,399)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 13,404,242
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (44,399)
Total Value of Derivatives	$ -	$ (44,399)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,266,442) - See accompanying schedule: Unaffiliated issuers (cost $151,374,121)	$ 146,830,352
Fidelity Central Funds (cost $3,364,050)	3,364,050
Total Investments (cost $154,738,171)		$ 150,194,402
Segregated cash with brokers for derivative instruments		112,500
Foreign currency held at value (cost $157,261)		157,732
Receivable for investments sold		4,189,717
Receivable for fund shares sold		262,717
Dividends receivable		450,397
Interest receivable		138
Distributions receivable from Fidelity Central Funds		214
Total assets		155,367,817

Liabilities
Payable for investments purchased	$ 8,468,349
Payable for fund shares redeemed	519,708
Accrued management fee	57,464
Payable for daily variation margin for derivative instruments	17,513
Other affiliated payables	18,339
Collateral on securities loaned, at value	3,364,050
Total liabilities		12,445,423

Net Assets		$ 142,922,394
Net Assets consist of:
Paid in capital		$ 147,771,402
Undistributed net investment income		2,108,486
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,365,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,592,305)
Net Assets, for 17,212,730 shares outstanding		$ 142,922,394
Net Asset Value, offering price and redemption price per share ($142,922,394 ÷ 17,212,730 shares)		$ 8.30

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,787,757
Interest		335
Income from Fidelity Central Funds		5,206
Income before foreign taxes withheld		2,793,298
Less foreign taxes withheld		(248,524)
Total income		2,544,774

Expenses
Management fee	$ 315,828
Transfer agent fees	100,859
Independent trustees' compensation	249
Miscellaneous	85
Total expenses before reductions	417,021
Expense reductions	(1)	417,020
Net investment income (loss)		2,127,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(968,224)
Foreign currency transactions	(28,717)
Futures contracts	(149,904)
Total net realized gain (loss)		(1,146,845)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,319,037)
Assets and liabilities in foreign currencies	2,836
Futures contracts	(200,650)
Total change in net unrealized appreciation (depreciation)		(9,516,851)
Net gain (loss)		(10,663,696)
Net increase (decrease) in net assets resulting from operations		$ (8,535,942)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,127,754	$ 1,633,296
Net realized gain (loss)	(1,146,845)	19,527
Change in net unrealized appreciation (depreciation)	(9,516,851)	(200,062)
Net increase (decrease) in net assets resulting from operations	(8,535,942)	1,452,761
Distributions to shareholders from net investment income	(231,458)	(1,364,791)
Distributions to shareholders from net realized gain	(40,845)	(142,751)
Total distributions	(272,303)	(1,507,542)
Share transactions
Proceeds from sales of shares	66,932,933	84,284,947
Reinvestment of distributions	257,399	1,449,038
Cost of shares redeemed	(20,823,237)	(25,152,806)
Net increase (decrease) in net assets resulting from share transactions	46,367,095	60,581,179
Redemption fees	3,052	6,191
Total increase (decrease) in net assets	37,561,902	60,532,589

Net Assets
Beginning of period	105,360,492	44,827,903
End of period (including undistributed net investment income of $2,108,486 and undistributed net investment income of $212,190, respectively)	$ 142,922,394	$ 105,360,492
Other Information Shares
Sold	7,534,198	9,723,983
Issued in reinvestment of distributions	28,824	175,962
Redeemed	(2,370,790)	(2,942,195)
Net increase (decrease)	5,192,232	6,957,750

Financial Highlights - Fidelity International Enhanced Index Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.85	$ 7.45	$ 6.95	$ 7.77	$ 6.58
Income from Investment Operations
Net investment income (loss) D	.14	.20	.28G	.21	.20	.17
Net realized and unrealized gain (loss)	(.59)	(.10)	1.29	.52	(.82)	1.19
Total from investment operations	(.45)	.10	1.57	.73	(.62)	1.36
Distributions from net investment income	(.02)	(.16)	(.15)	(.21)	(.19)	(.17)
Distributions from net realized gain	-	(.02)	(.01)	(.02)	(.01)	-
Total distributions	(.02)	(.18)	(.17) K	(.23)	(.20)	(.17)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.30	$ 8.77	$ 8.85	$ 7.45	$ 6.95	$ 7.77
Total ReturnB, C	(5.15)%	1.25%	21.21%	10.64%	(7.81)%	20.95%
Ratios to Average Net AssetsE, H
Expenses before reductions	.62%A	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.62%A	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.62%A	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	3.17%A	2.31%	3.40%G	3.04%	2.84%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,922	$ 105,360	$ 44,828	$ 30,412	$ 26,066	$ 25,475
Portfolio turnover rateF	79%A	75%	63%	56%	49%	32%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.005 per share. KTotal distributions of $.17 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.153 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Fidelity® Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Large Cap Growth Enhanced Index Fund	$ 367,564,095	$ 66,552,245	$ (18,655,152)	$ 47,897,093
Fidelity Large Cap Value Enhanced Index Fund	1,390,398,927	64,095,224	(103,493,924)	(39,398,700)
Fidelity Large Cap Core Enhanced Index Fund	361,445,972	47,315,000	(24,293,201)	23,021,799
Fidelity Mid Cap Enhanced Index Fund	830,488,267	53,237,265	(59,947,034)	(6,709,769)
Fidelity Small Cap Enhanced Index Fund	601,426,327	67,467,075	(42,514,303)	24,952,772
Fidelity International Enhanced Index Fund	155,126,407	6,886,583	(11,818,588)	(4,932,005)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Large Cap Core Enhanced Index Fund	$ (11,086,748)	$ -	$ (11,086,748)
Fidelity Mid Cap Enhanced Index Fund	-	(82,443)	(82,443)
Fidelity International Enhanced Index Fund	-	(545,047)	(545,047)
	No expiration Long-term	Total capital loss carryforward
Fidelity Large Cap Core Enhanced Index Fund	$ (2,122,603)	$ (13,209,351)

Due to large redemptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Large Cap Core Enhanced Index Fund, will be limited to approximately $4,403,117 per year.

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2014 to February 28, 2015. Loss deferrals were as follows:

Capital losses
Fidelity Small Cap Enhanced Index Fund	$ (2,156,481)
Fidelity International Enhanced Index Fund	(109,701)

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts A	$ 26,502	$ (224,404)
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts A	(157,791)	(589,324)
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts A	(134,096)	(12,046)
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts A	184,455	(568,231)
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts A	1,066,459	(2,298,743)
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts A	(149,904)	(200,650)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	236,818,263	205,072,073
Fidelity Large Cap Value Enhanced Index Fund	853,744,078	553,811,792
Fidelity Large Cap Core Enhanced Index Fund	205,650,238	163,070,039
Fidelity Mid Cap Enhanced Index Fund	576,043,534	347,869,103
Fidelity Small Cap Enhanced Index Fund	324,593,015	223,146,062
Fidelity International Enhanced Index Fund	100,401,508	50,849,807

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to the investment adviser. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, the investment adviser pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, the investment adviser pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), will replace SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract will not impact the Funds' investment process, strategies or management fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of 0.15% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Growth Enhanced Index Fund	Borrower	$ 4,816,333.37%		$ 147

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 304
Fidelity Large Cap Value Enhanced Index Fund	846
Fidelity Large Cap Core Enhanced Index Fund	290
Fidelity Mid Cap Enhanced Index Fund	473
Fidelity Small Cap Enhanced Index Fund	373
Fidelity International Enhanced Index Fund	85

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$ 27
Fidelity Large Cap Value Enhanced Index Fund	77
Fidelity Large Cap Core Enhanced Index Fund	19
Fidelity Mid Cap Enhanced Index Fund	25
Fidelity Small Cap Enhanced Index Fund	124
Fidelity International Enhanced Index Fund	1

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

FMR Co., Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GEI-USAN-1015
1.855141.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2015